As filed with the Securities and Exchange Commission on November 22, 2005.

                                                               File No. 33-83430
                                                                       811-08738

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                         Pre-Effective Amendment No. ___                     [ ]
                         Post-Effective Amendment No. 29                     [X]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]
                                AMENDMENT NO. 31                             [X]

                         ATLANTIC WHITEHALL FUNDS TRUST
               (Exact Name of Registrant as Specified in Charter)

          4400 Computer Drive
       Westborough, Massachusetts                                        01581
(Address of Principal Executive Office)                               (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 535-0526

                                    PFPC Inc.
                                 760 Moore Road
                       King of Prussia, Pennsylvania 19406
                     (Name and Address of Agent for Service)

                                   Copies to:

                              Robert W. Helm, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                             Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box)

      immediately upon filing pursuant to paragraph (b)
-----

  X   on December 1, 2005 pursuant to paragraph (b)
-----

      60 days after filing pursuant to paragraph (a)
-----

      on (date) pursuant to paragraph (a) of Rule 485
-----

      75 days after filing pursuant to paragraph (a)(2)of Rule 485
-----

      on (date) pursuant to paragraph (a)(2) of Rule 485.
-----

If appropriate, check the following box:

     [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                 (ATLANTIC WHITEHALL FUNDS LOGO)

Atlantic Whitehall Equity Income Fund

Institutional Class Shares

Prospectus               December 1, 2005

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
Fund Descriptions
  Atlantic Whitehall Equity Income Fund.....................    1
ADDITIONAL INFORMATION ON PRINCIPAL STRATEGIES..............    4
ADDITIONAL INFORMATION ON PRINCIPAL RISKS...................    4
PORTFOLIO HOLDINGS DISCLOSURE...............................    4
MANAGEMENT OF THE FUND......................................    5
PRICING OF FUND SHARES......................................    7
PURCHASE OF FUND SHARES.....................................    7
REDEMPTION OF FUND SHARES...................................    9
EXCHANGE OF FUND SHARES.....................................   11
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..............   11
EXCESSIVE PURCHASES AND REDEMPTIONS OR EXCHANGES............   13
TAX INFORMATION.............................................   14
DISTRIBUTION ARRANGEMENTS...................................   14
FINANCIAL HIGHLIGHTS........................................   15
NOTICE OF PRIVACY POLICY & PRACTICES........................   16
FOR MORE INFORMATION........................................   17

ATLANTIC WHITEHALL EQUITY INCOME FUND

INVESTMENT OBJECTIVE:

     To provide long-term capital appreciation and current income.(1)

PRINCIPAL INVESTMENT STRATEGIES:

     The Equity Income Fund intends to invest primarily in a diversified portfolio of common stocks of publicly-traded, U.S. companies. The Fund may also invest in convertible securities of any publicly traded company, the equity securities of foreign companies (if traded "over-the-counter") and American depositary receipts ("ADRs"). The Fund may also invest in debt securities, including lower quality debt securities.

     The Equity Income Fund normally invests in common stocks that generate strong cash flow and are available at attractive valuations. The Fund's investment adviser will be opportunistic with regard to the prices it will pay for new investments and at which it will terminate positions. The Fund seeks a yield for its shareholders that exceeds the yield on the securities comprising the S&P 500 Index. The Fund is not restricted to investing in particular sectors or in stocks within a market capitalization range, but will tend toward large-cap companies.

     The Fund's investment adviser emphasizes a bottom-up, fundamental stock selection that focuses on companies that can consistently deliver strong cash flow growth and return on invested capital. The investment adviser also looks to invest in companies with a proven track record of solid business execution because it believes that such a history is an indication of the value of the underlying franchise or market position. These companies typically have a proprietary product or business approach that allows them to be leaders within their respective industries. In addition, the investment adviser emphasizes diversification in terms of sector exposure as well as the number of securities held, and normally expects low turnover of holdings.

PRINCIPAL RISKS:

     The following are the principal risks associated with an investment in the
Fund:

     - INVESTORS MAY LOSE MONEY. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

     - The Fund is subject to market risk since the market value of the Fund's investments will fluctuate as the stock market fluctuates. Market risk may affect a single issuer, industry or section of one economy or it may affect the market as a whole.

     - The Fund may invest in small or mid-sized companies, which may involve greater risk than investment in larger companies due to such factors as limited product lines, market and financial or managerial resources, and may use thinly-traded securities that may be subject to more abrupt price movements than securities of larger companies.

     - The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.

     - The Fund is subject to style risk in that value investing may fall out of favor with investors. In addition, because value stocks are believed to be undervalued in the market, they are subject to the risk that the investment adviser's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect.

     - The Fund is subject to the risk that an investment strategy used by the Fund's investment adviser may fail to produce the intended result.

---------------

(1) The Fund's investment objective is non-fundamental and may be changed by a vote of the Board of Trustees alone.

     - The Fund is subject to foreign exposure. The risks of international investing include, but are not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation (including potentially confiscatory levels of taxation), auditing and other financial practices.

     - Because the Fund may invest in debt obligations, the Fund is subject to interest rate risk. Rising interest rates cause the prices of debt obligations to decrease. Securities with longer maturities can be more sensitive to interest rate changes. In effect, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price.

     - The Fund may invest in convertible securities which tend to be subordinate to other debt securities issued by the same company. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and/or principal payments.

     For more information on the risks of investing in the Fund, please see "Additional Information on Principal Risks" herein, as well as the Fund's Statement of Additional Information.

PRIOR PERFORMANCE:

     Since the Fund had not yet commenced operations as of the date of this Prospectus, no performance information is available.

FEE TABLE

     This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                              EQUITY INCOME FUND
                                                              ------------------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price).......................         None
Maximum Deferred Sales Charge (Load)
  (as a percentage of redemption proceeds)..................         None
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends (as a percentage of offering price).............         None
Redemption Fee..............................................         None
Exchange Fee................................................         None

ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from the Fund's assets)
Management Fees.............................................        0.85%
Distribution (12b-1) Fees...................................         None
Other Expenses(1)...........................................        0.62%
Total Annual Fund Operating Expenses........................        1.47%
Less: Management Fee Waiver.................................        0.37%
Net Expenses(2).............................................        1.10%

---------------

(1) "Other Expenses" are based on estimated amounts for a full fiscal year.

(2) The Fund's Investment Adviser has agreed to contractually waive and/or reimburse its Management Fee to the extent necessary to maintain the Fund's Net Expenses at 1.10% until March 31, 2007.

EXAMPLE

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the costs you would have incurred on an initial $10,000 investment in the Institutional Class shares of the Fund over the time periods shown. It assumes your investment earns an annual return of 5% over the periods and that the Fund's operating expenses for the one year period are calculated net of any fee waivers and/or expenses assumed, and the Fund's operating expenses for the three year period do not reflect any further fee waivers and/or expenses assumed. The Fund does not charge a sales load or other fee upon redemption. This means that your expenses for each period would be the same whether or not you sell your shares at the end of the period.

     The example is for comparison purposes only. Actual return and expenses will be different and the Fund's performance and expenses may be higher or lower. Based on the above assumptions, your costs for the Fund would be:

1 YEAR   3 YEARS
------   -------
1$50..    $386

                 ADDITIONAL INFORMATION ON PRINCIPAL STRATEGIES

     Temporary or Defensive Positions. For temporary or defensive purposes (as well as other purposes), the Fund may invest up to 100% of its assets in fixed income securities, money market securities, certificates of deposit, bankers' acceptances, commercial paper or in equity securities which in the investment adviser's opinion are more conservative than the types of securities in which the Fund typically invests. To the extent the Fund is engaged in temporary defensive investments, it will not be pursuing its investment objective.

     Portfolio Turnover. A higher rate of portfolio turnover could have a negative impact on the Fund's performance by increasing brokerage and other expenses, which must be borne by the Fund and its shareholders. High portfolio turnover by the Fund also may result in the realization of substantial net short-term capital gains by the Fund, which, when distributed, are taxable to shareholders as ordinary income.

                   ADDITIONAL INFORMATION ON PRINCIPAL RISKS

     The Fund may not be able to prevent or lessen the risk of loss that is involved in investing in particular types of securities. To the extent the Fund may invest in the securities of issuers in a foreign country, which involves special risks and considerations not typically associated with investing in U.S. issuers. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. In addition, with respect to certain foreign countries, interest may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in securities of issuers located in those countries. Investments in ADRs also present many of the same risks as foreign securities. Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities of issuers based in countries with developing markets. These securities may present market, credit, currency, liquidity, legal, political and other risks different from or greater than the risks of investing in developed countries.

     For more information on the risks of investing in the Fund, please see the Fund's Statement of Additional Information, which is available without charge by calling 1-800-994-2533.

                         PORTFOLIO HOLDINGS DISCLOSURE

     A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information. The complete portfolio holdings for the Fund is available at http://www.atlanticwhitehallfunds.com no earlier than 15 days after each month-end. The Fund's complete portfolio holdings will remain available until the next month's data is posted.

                             MANAGEMENT OF THE FUND

     The business and affairs of the Fund are managed under the direction of the Board of Trustees.

THE INVESTMENT ADVISER

  STEIN ROE INVESTMENT COUNSEL, INC.

     Stein Roe Investment Counsel, Inc. (the "Adviser"), a registered investment adviser, provides investment advisory services to the Fund. The Adviser is an affiliate of Atlantic Trust Company, N.A. ("Atlantic Trust"). With $15.6 billion in assets under management as of September 30, 2005, Atlantic Trust and its affiliates manage wealth for individuals and families, and provide asset management services to foundations and endowments. The Adviser's principal office is located at One South Wacker Drive, Suite 3500, Chicago, Illinois 60606.

     The Adviser's parent, AMVESCAP is a leading independent global investment manager dedicated to helping people worldwide build their financial security. Operating under the AIM, INVESCO, and Atlantic Trust brands, AMVESCAP strives to deliver outstanding investment performance and service through a comprehensive array of products for individual and institutional clients in more than 100 countries. AMVESCAP had approximately $380.5 billion in assets under management as of September 30, 2005. The company is listed on the London, New York, Paris and Toronto stock exchanges with the symbol AVZ.

     For the investment advisory services provided to the Fund, the Adviser receives a fee based on the average daily net assets of the Fund of 0.85% .

HISTORICAL PERFORMANCE

     Set forth below is historical performance data for all accounts managed by Atlantic Trust which have investment objectives and policies similar (although not necessarily identical) to the Fund (the "Accounts"). Atlantic Trust has managed the accounts using investment styles and strategies substantially similar to those employed in advising the Fund and using the same personnel who will manage the Fund for the Adviser. THE PERFORMANCE INFORMATION SET FORTH BELOW DOES NOT REPRESENT THE PERFORMANCE OF THE FUND. This information is not a prediction of the Fund's future performance. The Fund's performance may be higher or lower than the performance of the other accounts as presented below.

     We have calculated the information in the following manner.

     - The Accounts' historical performance information reflects ANNUALIZED TOTAL RETURN over the stated period of time. "Total return" shows how much an investment has increased (decreased) and includes capital appreciation and income. The term "annualized total return" signifies that cumulative total returns for the stated period (i.e., 1, 3, 5, or 10 years) have been adjusted to reflect a rate based on one year.

     - In order to present the total return information in a consistent manner, we calculate all returns by linking quarterly total return data on a compounded basis for the relevant number of quarters and annualizing the result over the equivalent number of years.

     - The Accounts' performance is based on composite performance information of multiple accounts calculated in accordance with Performance Presentation Standards of the Association for Investment Management and Research ("AIMR"). AIMR's method of calculating performance differs from that of the Securities and Exchange Commission. Unless otherwise indicated, no one has independently verified or audited the performance data.

     - Performance figures do not reflect all of the Adviser's or Atlantic Trust's assets under management and do not accurately reflect the performance of all accounts managed by the Adviser or Atlantic Trust.

     - The composite performance return of the Accounts is reduced by the highest annual investment management fee and expenses charged to any account included in the composite.

     - The private accounts contained in the composite are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940, as amended and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the private accounts.

     - For the period presented, we compare the investment performance of the Accounts to the S&P 500 Index.

     - Returns are shown on a pre-tax basis.

                                               ANNUALIZED TOTAL RETURN
                                         -----------------------------------
                                          ATLANTIC TRUST         S&P 500
                                          COMPANY EQUITY     COMPOSITE STOCK
PERIOD ENDING SEPTEMBER 30, 2005         INCOME COMPOSITE*    PRICE INDEX**
--------------------------------         -----------------   ---------------
1 Year.................................        20.73%             12.25%
Since Inception***.....................        19.87%             13.06%

---------------

  * Returns reflect the deduction of the highest investment management fees and expenses charged for any account in the composite.

 ** The S&P 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

*** Inception date is October 1, 2003.

                                     NOTES

THE ACCOUNTS' PERFORMANCE

     The Accounts' performance is presented as a composite of multiple accounts, including common trust funds and separate accounts, as described above. The Fund's fees and expenses may be greater than those charged to the Accounts. Accordingly, the Fund's actual performance results may be less.

     The historical performance data covers 2 years and reflects the performance of the Atlantic Trust Company Equity Income III Composite (the "Composite"). The Composite includes all accounts with investment objectives, policies and strategies substantially similar to those used in managing the Fund. As of September 30, 2005, the Composite included 31 accounts with aggregate assets of $285,287,074. The Composite returns do not take into account certain fees, but have been adjusted to reflect the highest applicable investment management fees and expenses charged to any account included in the Composite for the reporting period.

PORTFOLIO MANAGEMENT

     The Adviser utilizes a team approach with respect to the management of the Fund. As such, the day-to-day portfolio management of the Fund is the responsibility of the members of the investment team of the Adviser.

     Senior investment professionals of the Adviser include Douglas Rogers and Paul McPheeters. Messrs. Rogers and McPheeters are the lead portfolio managers of the Fund. Mr. Rogers is a Senior Vice President with 12 years of experience, 7 with the Adviser. He focuses primarily on Real Estate Investment Trusts (REITs), quantitative research and performance analysis. Mr. McPheeters is a Senior Vice President with 10 years of investment experience, all but 2 of which have been with the Adviser. He focuses primarily on the media, telecom and energy sectors.

     Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of securities in the Fund.

                             PRICING OF FUND SHARES

     The Fund's shares are priced at net asset value. The net asset value per share of the Fund is calculated at the close of regular trading hours of the New York Stock Exchange, which is normally at 4:00 p.m. (Eastern time), Monday through Friday, on each day that the New York Stock Exchange is open for trading. Currently, the New York Stock Exchange is closed for trading on the following business holidays: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of the Fund is computed by dividing the value of the Fund's net assets (i.e., the value of the assets less the liabilities) by the total number of the Fund's outstanding shares. All expenses, including fees paid to the Adviser and any affiliate of PFPC Inc. ("PFPC"), the Fund's administrator, are accrued daily and taken into account for the purpose of determining the net asset value.

     Securities are valued using market quotations. Securities listed on an exchange are valued on the basis of the last sale price or NASDAQ official closing price ("NOCP"), when appropriate. If the last sale price or NOCP is not reported, the current bid price is used. Securities for which market quotations are not readily available or unreliable are valued at fair value as determined in good faith under procedures established by or under the general supervision of the Board of Trustees. The closing price or the latest quoted bid price of a security may be unreliable if, among other things, a significant event occurs after the closing price or the latest bid price but before the Fund calculates its NAV that materially affects the value of the security. The Fund uses various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a market quotation is unreliable and if so, what fair value to assign to the security. To determine the appropriate valuation method, the following factors that may be considered include, but are not limited to the following: (a) the fundamental analytical data relating to the investment; (b) the nature and duration of restrictions on disposition of the securities; (c) the evaluation of the forces which influence the market in which the securities are purchased; and (d) any other relevant factors. With respect to fair value of securities traded on foreign markets, the following factors may also be relevant: (a) value of foreign securities traded on foreign markets; (b) ADR trading; (c) closed-end fund trading: (d) foreign currency exchange activity; and (e) trading of financial products that are tied to baskets of foreign securities, such as World Equity Benchmark Shares (WEBS). In light of the judgment involved in fair valuation decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Investments in Money Market Funds are valued at their net asset value as reported by the underlying fund.

     Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars.

     To the extent the Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares. Securities that are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing price on such exchange unless this market quotation is determined to be unreliable.

     Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day.

                            PURCHASE OF FUND SHARES

     Institutional Class shares offered in this Prospectus are sold at net asset value without a sales load. If you effect a transaction through a broker or other financial intermediary, the broker or financial intermediary may charge transaction fees on the purchase of Fund shares. Orders for the purchase of shares will be executed at the net asset value per share next determined after the order has been received in good order.

     Requests in "good order" include the following documents: (a) a letter of instruction, if required, signed by all registered owners of the shares in the exact names in which they are registered; (b) any required medallion signature guarantees (see "Medallion Signature Guarantees" below); and
(c) other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

     The following purchase procedures do not apply to certain fund or trust accounts that are managed or administered by the Adviser or its affiliates. The customer should consult his or her account representative for proper instructions.

     All funds received are invested in full and fractional shares of the Fund. Certificates for shares are not issued. The Fund reserves the right to reject any purchase. The Fund will not accept any third party or foreign checks.

MINIMUM PURCHASE AMOUNT

     To be eligible to purchase Institutional Class shares of the Fund, you must make a minimum initial investment of $1,000,000. There are no minimum subsequent investment requirements so long as you maintain account balances at or above the minimum initial investment amount. The minimum initial investment can be waived for: (1) an investor that purchases shares through a trust or investment account administered by the Adviser or its affiliates; (2) an employee or ex-employee of the Adviser; (3) an employee of the Adviser's affiliates, PFPC, any other service provider to the Fund, or any customer of the Adviser or its affiliates.

METHOD                                                    PROCEDURE
------                                                    ---------
By Mail        OPEN AN ACCOUNT   Complete the application and mail the application and your check made payable to Atlantic Whitehall Funds Trust (the
                                 "Trust") to:
                                   Atlantic Whitehall Funds Trust
                                 c/o PFPC Inc.
                                 P.O. Box 5183
                                 Westborough, MA 01581-5183
                                 For overnight delivery, mail the application and your check made payable to the Trust to:
                                   Atlantic Whitehall Funds Trust
                                 c/o PFPC Inc.
                                 4400 Computer Drive
                                 Westborough, MA 01581-5183

               OPEN AN IRA       Shares of the Fund are available for purchase through
                                 Individual Retirement Accounts (IRAs) and Roth IRAs.
                                 Applications and further details about IRAs and Roth IRAs
                                 are available by calling 1-800-994-2533.

               SUBSEQUENT        Send in a check for the appropriate minimum amount (or more)
               PURCHASE          with your account name and number.

By Wire        OPEN AN ACCOUNT   For new accounts, call 1-800-994-2533 and an account number will be assigned to you.
                                 Call your bank with instructions to transmit Federal funds to:
                                   PNC Bank
                                 Pittsburgh, PA
                                 ABA No.: 031000053
                                 Account No.: 8606905003
                                 Attn: [Name of Fund]
                                 Account Name
                                 Account Number (as assigned)
                                 A wire for a Fund purchase must be received by the Trust by
                                 4:00 p.m. (Eastern time) for same day processing.

METHOD                                                    PROCEDURE
------                                                    ---------

               SUBSEQUENT        A completed application must be sent by overnight delivery
               PURCHASE          to the Trust in advance of the wire to the address noted
                                 under "By Mail."
                                 Note: Your bank may charge a fee for handling the
                                 transaction.
                                 Call 1-800-994-2533.
                                 Follow the instructions under "Open an account."

Automatic      OPEN AN ACCOUNT   With an initial investment, indicate on your application
Investment                       that you would like to participate in the Automatic
Plan                             Investment Plan and complete the appropriate section on the application.

               SUBSEQUENT        Subsequent investments will be drawn from your bank account
               PURCHASE          and invested into the Fund(s) automatically.
Institutional                    Bank trust departments and other institutional accounts may
Accounts                         place orders directly with the Trust by telephone at
                                 1-800-994-2533.
Through the                      Complete an application and contact your Atlantic Trust
Adviser                          representative or investment adviser with instructions as to the amount you wish to invest. They will then contact the
                                 Trust to place the order on your behalf on that day.
                                 Orders placed with your Atlantic Trust representative for
                                 the Fund must be received by 1:30 p.m. (Eastern time) for
                                 same day processing. You should receive written confirmation from the Trust of your order within a few days of receipt of instructions from your representative.

                           REDEMPTION OF FUND SHARES

     Shareholders may redeem their shares on any business day. Shares will be redeemed at the net asset value next determined after the Trust receives your redemption request in good order. If you effect a transaction through a broker or other financial intermediary, the broker or financial intermediary may charge transaction fees on the redemption of Fund shares. A redemption is a taxable transaction on which a gain or loss may be recognized.

     Where the shares to be redeemed have been purchased by check, the payment of redemption proceeds may be delayed if the purchasing check has not cleared, which may take up to 15 days. Shareholders may avoid this delay by investing through wire transfers of Federal funds.

     Once the shares are redeemed, the Trust will ordinarily send the proceeds by check to the shareholder at the address of record on the next business day. The Trust may, however, take up to seven days to make payment. If the New York Stock Exchange is closed (or when trading is restricted) for any reason other than the customary weekend or holiday closing or if an emergency condition as determined by the Securities and Exchange Commission (the "SEC") merits such action, the Trust may suspend redemptions or postpone payment dates.

HOW TO SELL SHARES

METHOD                                                   PROCEDURE
------                                                   ---------
By Mail                         Write a letter of instruction that includes:
                                - the Fund name, your account number, the name in which the account is registered and the dollar value or number of
                                  shares you wish to sell; and
                                - include all signatures and any additional documents that may be required as well as a medallion signature guarantee, if required.
                                Corporations, partnerships, trusts or other legal entities must submit additional documentation.

METHOD                                                   PROCEDURE
------                                                   ---------
                                Mail your request to:
                                  Atlantic Whitehall Funds Trust
                                c/o PFPC Inc.
                                P.O. Box 5183
                                Westborough, MA 01581-5183
                                For overnight delivery, mail the letter of instruction to:
                                  Atlantic Whitehall Funds Trust
                                c/o PFPC Inc.
                                4400 Computer Drive
                                Westborough, MA 01581-5183
                                A check will be mailed to the name(s) and address in which the account is registered.

By Telephone                    If you have previously authorized redemption by telephone on your application or optional service form, call
                                1-800-994-2533.
                                You should be prepared to give the telephone representative the following information:
                                - your account number, social security number and account
                                  registration;
                                - the Fund name from which you are redeeming shares; and
                                - the dollar or share amount to be deemed.
                                The Trust employs reasonable procedures to confirm that
                                instructions communicated are genuine and, if it does not, may be liable for any losses due to unauthorized or
                                fraudulent instructions. The procedures employed by the
                                Trust include tape recording of telephone instructions and requiring the information detailed above.
                                Although other redemption methods may be used, telephone
                                redemption and telephone exchanges will be suspended for a period of 10 days following an address change made by
                                telephone.
                                You will receive your redemption payment in the form you
                                previously selected: check, deposit to your bank account, or wire transfer (for wire transfers, a fee will be charged).

By Wire                         You may redeem your shares by contacting the Fund by mail or telephone and instructing them to send a wire transmission to your personal bank.
                                Your instructions should include:(1) your account number,
                                social security or tax identification number and account
                                registration;(2) the Fund name from which you are redeeming shares; and(3) the dollar or share amount to be redeemed.
                                Wire redemptions can be made only if the "yes" box has been checked on the application, and you attach a copy of a
                                voided check from the account where proceeds are to be
                                wired.
                                Note: Your bank may charge you a fee for receiving a wire
                                payment on your behalf.

By Systematic Withdrawal        Call 1-800-994-2533 to request an application to start the
                                Systematic Withdrawal Plan. Specify the amount and frequency of withdrawals (minimum of $100).
                                Note: A minimum account balance of $10,000 is required and you must have all dividends and distributions reinvested.

Through an Atlantic Trust       You may redeem your shares by contacting your Atlantic Trust
Representative or Authorized    representative or investment adviser and instructing him or
Investment Adviser              her to redeem your shares. The authorized agent will then
                                contact the Fund and place a redemption trade on your
                                behalf. A fee may be charged for this service.

     The above-mentioned services -- "By Telephone," "By Check," and "By
Wire" -- are not available for IRAs or Roth IRAs and trust relationships of the Adviser or its affiliates.

                            EXCHANGE OF FUND SHARES

     Shareholders may exchange shares of the Fund for shares of the same class of another mutual fund in the Atlantic Whitehall family of funds, subject to the exchange limits discussed under "Excessive Purchases and Redemptions or Exchanges" below. A shareholder should carefully read the information contained in the Prospectus describing the Atlantic Whitehall Fund into which the exchange will occur. The minimum amount for an initial exchange is $5,000. No minimum is required for subsequent exchanges. The Trust may terminate or amend the terms of the exchange privilege at any time, upon 60 days notice to shareholders.

     An exchange is taxable as a sale of a security on which a gain or loss may be recognized.

HOW TO EXCHANGE SHARES

METHOD                                                   PROCEDURE
------                                                   ---------
By Telephone                    If you have previously authorized the telephone exchange
                                option on your application, call 1-800-994-2533.
                                You should be prepared to give the telephone representative the following information:
                                - your account number, social security or tax identification number and account registration;
                                - the name of the Fund from and the Fund into which you wish to exchange; and
                                - the dollar or share amount to be exchanged.
                                The conversation may be recorded to protect you and the
                                Trust.
By Mail                         Write a letter of instruction that includes:
                                - your account number;
                                - the Fund from and the Fund into which you wish to
                                  exchange;
                                - the dollar or share amount you wish to exchange; and
                                - the signatures of all registered owners or authorized
                                  parties.
                                You must have held shares used in an exchange for at least
                                10 days before you can exchange into another Fund.
                                Mail your request to:
                                  Atlantic Whitehall Funds Trust
                                c/o PFPC Inc.
                                P.O. Box 5183
                                Westborough, MA 01581-5183
                                For overnight delivery, mail the letter of instruction to:
                                  Atlantic Whitehall Funds Trust
                                c/o PFPC Inc.
                                4400 Computer Drive
                                Westborough, MA 01581-5183

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

MEDALLION SIGNATURE GUARANTEES

     To protect shareholder accounts, the Fund, and its transfer agent from fraud, medallion signature guarantees are required to enable the Fund to verify the identity of the person who has authorized a redemption from an account.

     The Fund will require a medallion signature guarantee for any of the following:

     - any written redemption request for $50,000 or more;

     - redemptions when the proceeds are to be sent to someone other than the registered shareowner(s) or when proceeds are to be sent to an address other than the registered address; or

     - share transfer requests.

     A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Shareholders may contact the Fund at 1-800-994-2533 for further details.

RECEIPT OF PURCHASE AND REDEMPTION ORDERS BY SELECTED BROKERS OR THEIR DESIGNEES

     The Fund has authorized one or more brokers to accept purchase and redemption orders on the Fund's behalf. These brokers are, in turn, authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Purchase and redemption orders received in this manner will be priced at the Fund's net asset value next computed after they are accepted by an authorized broker or the broker's authorized designee. Please note that the Securities and Exchange Commission has proposed rules that, if adopted, would require a change in these procedures.

SELLING RECENTLY PURCHASED SHARES

     Redemption proceeds from recently purchased Fund shares that have been paid for by check may be delayed until there is a reasonable belief that your check has cleared. This may take up to fifteen calendar days after we receive your check. If you think you may wish to redeem your newly purchased shares within fifteen calendar days, you should pay for your shares by Federal funds wire transfer.

ACCOUNT MINIMUM

     You must keep at least $500 worth of shares in your account to keep the account open. If, after giving you thirty days prior written notice, your account value is still below $500 we may redeem your shares and send you a check for the redemption proceeds.

RIGHT TO REDEEM IN KIND

     All redemptions of Fund shares shall be made in cash. However, this commitment applies only to redemption requests made by a Fund shareholder during any 90-day period of up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. If a redemption request exceeds these amounts, the Fund may make full or partial payment in securities or other assets.

ACCOUNT SERVICES

     All transactions in Fund shares will be reflected in a statement for each shareholder. In those cases where a nominee is a shareholder of record for shares purchased for its customer, the nominee decides whether the statement will be sent to the customer.

FUND DISTRIBUTIONS

     In general, the Fund intends to distribute to its shareholders substantially all of its net investment income and realized capital gains, if any. The Fund will make distributions of any net investment income at least annually. The Fund generally will make distributions of any realized capital gains at least annually.

     Distributions will be paid in additional Fund shares based on the net asset value at the close of business on the payment date of the distribution, unless the shareholder elects in writing, at least five full business days before the record date, to receive such distributions in cash. Distributions for a given month will be paid within five business days after the end of such month.

     If you elect to receive distributions in cash and checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your cash election will be changed automatically. Your future distributions will be reinvested in the Fund at the per share net asset value determined as of the day the distribution is paid. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

                EXCESSIVE PURCHASES AND REDEMPTIONS OR EXCHANGES

     The interests of the Fund's shareholders and the Fund's ability to manage its investments may be adversely affected by excessive purchases and redemptions or exchanges of Fund shares over the short term (often referred to as "market timing"). Examples of market timing include switching money into funds when their share prices are expected to rise and taking money out when their share prices are expected to fall, and switching from one fund to another and then back again after a short period of time. As money is shifted in and out, the Fund may incur expenses for buying and selling securities. When large dollar amounts are involved, excessive trading may disrupt efficient implementation of the Fund's investment strategies or negatively impact Fund performance. For example, the Adviser might have to maintain more of the Fund's assets in cash or sell portfolio securities at inopportune times to meet unanticipated redemptions. These costs are generally borne by all shareholders, including long-term shareholders who do not generate these costs. By realizing profits through short-term trading, shareholders that engage in excessive purchases and redemptions or exchanges of Fund shares may dilute the value of shares held by long-term shareholders.

     The Fund is not intended to be used as a vehicle for short-term trading, and the Board of Trustees has adopted and implemented policies and procedures designed to discourage, detect and prevent frequent purchases and redemptions or exchanges of Fund shares in order to protect long-term shareholders of the Fund. If you intend to engage in such practices, we request that you do not purchase in shares of the Fund.

     The Fund reserves the right to reject any purchase or exchange order, which it reasonably determines to be in connection with market timing or excessive trading, including any purchase or exchange order accepted by any investor's financial intermediary firm. The Fund will generally consider eight exchanges in or out of the Fund per calendar year to be evidence of marketing timing or excessive trading by a shareholder. If the Fund or the distributor determines, in its sole discretion, that a shareholder's short-term trading activity is excessive (regardless of whether or not such shareholder exceeds such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. In addition, the Fund and the distributor reserve the right to impose other conditions on purchases or exchanges or to close or otherwise limit accounts based on a history of frequent purchases and redemptions of Fund shares that could adversely affect the Fund or its operations, including those from any individual or group who, in the Fund's judgment, is likely to harm Fund shareholders. The Fund may permit short-term purchases or exchanges that it believes, in the exercise of its judgment, are not disruptive.

     The Fund, through the Adviser and the distributor, maintains surveillance procedures to detect excessive or frequent trading in Fund shares. As part of this surveillance process, the Fund examines transactions in Fund shares that exceed certain numerical limits within a specified period of time, as discussed above. The Fund may consider the history of trading activity in all accounts known to be under common ownership, control, or influence. If the Fund detects frequent or excessive short-term trading in an account as a result of its surveillance or any other information available, a "block" may be placed on the account to restrict it from future purchases or exchanges in the account. The Fund may modify their surveillance procedures and criteria from time to time without prior notice, as necessary or appropriate to improve the detection of excessive or frequent trading or to address specific circumstances.

     While the Fund discourages excessive short-term trading, there is no assurance that it will be able to detect market timing activity or participants engaging in such activity, or, if it is detected, to prevent its recurrence. The Fund's ability to reasonably detect all such trading may be limited, for example, where such trading is conducted through omnibus and similar account arrangements. In the case of omnibus accounts there is no assurance that each financial intermediary that carries an omnibus account will cooperate with the Fund to assist in monitoring and detecting market timing and excessive trading activities. Where a financial intermediary does not cooperate, the Fund may review and determine whether it is in the best interest of the Fund to continue to maintain a selling agreement with such financial intermediary, or whether such agreement should be terminated. The Fund has no arrangements to permit or accommodate frequent or excessive short-term trading.

                                TAX INFORMATION

     The following discussion regarding federal income taxes is based upon laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account such as an IRAs This discussion is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

     Distributions from the Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from the Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Also, if you're an individual Fund shareholder, your distributions attributable to dividends received by the Fund from certain U.S. and foreign corporations generally will be taxed at a maximum 15% tax rate, as long as certain holding period requirements are met by you for your Fund shares and the Fund for its investment in stock producing such dividends. Absent further legislation, these reduced rates of tax will expire after December 31, 2008. Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

     Distributions from the Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. However, distributions declared to Fund shareholders of record on a day in October, November or December of one year and distributed in January of the following year will be taxable to you as if they were paid on December 31 of the first year. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

     If more than 50% of the Fund's total assets at the close of its taxable year consist of securities of non U.S. companies, the Fund can file an election with the IRS which requires you to include a pro rata portion amount of the Fund's foreign withholding taxes in your gross income, and treat such amount as foreign taxes paid by you. In general, you can either deduct such taxes in computing your taxable income or claim such amount as a foreign tax credit against your federal income tax liability, subject to certain limitations.

     If you buy shares of the Fund shortly before it makes a distribution, the distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of the Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes and distributes the gain. The Fund has the potential to build up, high levels of unrealized appreciation.

     Your redemptions (including redemptions-in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held the redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

     In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

                           DISTRIBUTION ARRANGEMENTS

     The Fund does not charge up-front or deferred sales charges. The Institutional Class shares of the Fund also do not pay any Rule 12b-1 fees. PFPC Distributors, Inc. serves as the Fund's distributor.

                              FINANCIAL HIGHLIGHTS

     No financial highlights are provided for the Fund, as they had not commenced operations as of the date of this Prospectus.

                          THE ATLANTIC WHITEHALL FUNDS

                The following notice does not constitute part of
                        and is not incorporated into the
               Prospectus for the Atlantic Whitehall Funds Trust.

                         Atlantic Whitehall Funds Trust
                            PFPC Distributors, Inc.

                      NOTICE OF PRIVACY POLICY & PRACTICES

     Atlantic Whitehall Funds Trust (the "Trust") recognizes and respects your right to privacy.(1) We are providing this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the Trust.

COLLECTION OF CUSTOMER
INFORMATION                      We collect nonpublic personal information about
                                 our customers from the following sources.

                                   - Account Applications and other forms, and
                                     correspondence (written, telephonic or
                                     electronic) with the Trust or service
                                     providers to the Trust. Information
                                     gathered from these sources may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance; and

                                   - Account History, including information
                                     about the transactions and balances in a customer's accounts.

DISCLOSURE OF CUSTOMER
INFORMATION                      We may disclose all of the information
                                 described above to certain third parties who are not affiliated with the Trust under one or more of these circumstances:

                                   - As Authorized -- if you request or
                                     authorize the disclosure of the
                                     information;

                                   - As Permitted by Law -- for example, sharing
                                     information with companies who maintain or service customer accounts for the Trust is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts; and

                                   - Under Joint Agreements -- we may also share
                                     the information described above with
                                     companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

SECURITY OF CUSTOMER
INFORMATION                      We require service providers to the Trust:

                                   - To maintain policies and procedures
                                     designed to assure only appropriate access to, and use of information about customers of the Trust; and

                                   - To maintain physical, electronic and
                                     procedural safeguards that comply with
                                     federal standards to guard non-public
                                     personal information of customers of the Trust.

---------------

     (1) For purposes of this notice, the terms "customer" or "customers" includes shareholders of the Trust and individuals who provide nonpublic personal information to the Trust, but do not invest in the Trust's shares.

     When information about the Trust's customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law. Access to information about our customers is limited to those employees who need to know that information to service your account or to carry out the purpose for which the information is disclosed.

     We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the Trust.

                              FOR MORE INFORMATION

     Additional information about the Fund is included in a Statement of Additional Information dated December 1, 2005 (the "SAI"). The SAI is incorporated by reference into this Prospectus and, therefore, is legally a part of this Prospectus.

     You may make inquiries about the Fund or obtain a copy of the SAI, or of the annual or semi-annual reports, without charge by calling 1-800-994-2533.

     Information about the Fund (including the SAI) can be reviewed and copied at the SEC Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may request documents from the SEC, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. To aid you in obtaining this information, the Fund's 1940 Act registration number is 811-8738.

                         ATLANTIC WHITEHALL FUNDS TRUST

INVESTMENT ADVISER
Stein Roe Investment Counsel, Inc.
One South Wacker Drive, Suite 3500
Chicago, Illinois 60606

ADMINISTRATOR
PFPC Inc.
4400 Computer Drive
Westborough, MA 01581

DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
State Street Bank and Trust Company
1 Lincoln Street
Boston, MA 02111

COUNSEL
Dechert LLP
1775 I Street, NW
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
5 Times Square
New York, NY 10036

WEBSITE
WWW.ATLANTICWHITEHALLFUNDS.COM

                            Atlantic Whitehall logo

           50 Rockefeller Plaza, 15th Floor, New York, NY 10020-1605
                 800 994 2533 - www.atlanticwhitehallfunds.com

                         ATLANTIC WHITEHALL FUNDS TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                                December 1, 2005

     This Statement of Additional Information (the "SAI"), which is not a prospectus, describes the following investment portfolios of the Atlantic Whitehall Fund Trust (the "Trust"):

          - ATLANTIC WHITEHALL EQUITY INCOME FUND (INSTITUTIONAL CLASS)
                                  (the "Fund")

     This SAI should be read in conjunction with the Prospectuses for the Fund dated December 1, 2005. The Prospectuses and the Annual Report may be obtained without charge by writing or calling the Trust at the address and telephone number printed below.

                          Atlantic Whitehall Fund Trust
                               4400 Computer Drive
                      Westborough, Massachusetts 01581-5120
                 General and Account Information: 1-800-994-2533

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
GENERAL INFORMATION......................................................      1

INVESTMENT STRATEGIES AND RISKS..........................................      1

INVESTMENT RESTRICTIONS..................................................     14

MANAGEMENT...............................................................     16

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS...............................     22

INVESTMENT ADVISORY AND OTHER SERVICES...................................     23

DISTRIBUTION OF FUND'S SHARES............................................     28

COMPUTATION OF NET ASSET VALUE...........................................     28

PORTFOLIO TRANSACTIONS...................................................     29

TAXATION.................................................................     30

DESCRIPTION OF THE FUND'S SHARES.........................................     40

FINANCIAL INFORMATION....................................................     41

APPENDIX A DESCRIPTION OF SECURITIES RATINGS.............................    A-1

APPENDIX B PROXY VOTING POLICIES OF ATLANTIC WHITEHALL FUNDS
   TRUST AND STEIN ROE INVESTMENT COUNSEL, INC. (ATLANTIC WHITEHALL
   DIVISION).............................................................    B-1

                               GENERAL INFORMATION

     The Fund is a separately managed, diversified portfolio of the Trust, an open-end, management investment company. The Trust was organized as a Delaware statutory Trust under a Declaration of Trust dated August 25, 1994. The Equity Income Fund offers only Institutional Class shares.

     Stein Roe Investment Counsel, Inc. (the "Adviser") serves as the Fund's Investment Adviser. PFPC Inc. ("PFPC"), 4400 Computer Drive, Westborough, Massachusetts 01581-5120, is the Fund's Administrator, and PFPC Distributors, Inc. ("PFPC Distributors" and/or the "Distributor"), located at 760 Moore Road, King of Prussia, PA 19406, is the Distributor.

                         INVESTMENT STRATEGIES AND RISKS

     The Prospectus discusses the investment objectives of the Fund and the principal strategies to be employed to achieve those objectives. This section contains supplemental information concerning certain types of securities and other instruments in which the Fund may invest, additional investment strategies that the Fund may utilize, and certain risks associated with such investments and strategies.

     U.S. TREASURY OBLIGATIONS. U.S. Treasury bills, which have maturities of up to one year, notes, which have original maturities ranging from one year to 10 years, and bonds, which have original maturities of 10 to 30 years, are direct obligations of the U.S. Government. In addition to bills, notes and bonds, the Fund may invest in separately traded interest and principal component parts of these obligations, which are known as STRIPS, and generally differ in their interest rates and maturities. The Fund may also invest in privately placed U.S. Treasury obligations.

     U.S. GOVERNMENT AGENCY OBLIGATIONS. The Fund may invest in obligations of agencies of the United States Government. Such agencies include, among others, Farmers Home Administration, Federal Farm Credit System, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration, and The Tennessee Valley Authority. The Fund may purchase securities issued or guaranteed by Ginnie Mae ("GNMA") (formerly known as the Government National Mortgage Association) which represent participation in Veterans Administration and Federal Housing Administration backed mortgage pools. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Land Banks, Federal National Mortgage Association ("FNMA") and the United States Postal Service. Some of these securities are supported by the full faith and credit of the United States Treasury (E.G., GNMA). Other types of U.S. Government securities, such as obligations of the Student Loan Marketing Association, provide recourse only to the credit of the agency or instrumentality issuing the obligation. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

     MORTGAGE-RELATED SECURITIES. The Fund is permitted to invest in mortgage-related securities. One example of mortgage-related securities would be mortgage pass-through securities, which are securities representing interests in "pools" of mortgages. Payments of both interest and principal are made monthly on the securities. These payments are a "pass through" of monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (minus fees paid to the issuer or guarantor of the securities).

     Another example of mortgage-related securities would be collateralized mortgage obligations ("CMOs"), interest and prepaid principal on a CMO are paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans but are usually collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs are structured in multiple classes, with each class bearing a different stated maturity or interest rate.

     Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

     In recognition of this prepayment risk to investors, the Public Securities Association (the "PSA") has standardized the method of measuring the rate of mortgage loan principal prepayments. The PSA formula, the Constant Prepayment Rate or other similar models that are standard in the industry will be used by the Fund in calculating maturity for purposes of investment in mortgage-related securities. A rise in interest rates will also likely increase inherent volatility of these securities as lower than estimated prepayment rates will alter the expected life of the securities to effectively convert short-term investments into long-term investments.

     Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA) or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the FNMA or the FHLMC, which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported in various forms of insurance or guarantees issued by governmental entities.

     ASSET-BACKED SECURITIES. The Fund is permitted to invest in asset-backed securities. Through the use of Trusts and special purpose subsidiaries, various types of assets, primarily home equity loans and automobile and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above, the Fund may invest in these and other types of asset-backed securities which may be developed in the future, provided they are consistent with the Fund's investment objectives, policies and quality standards.

     Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the benefit of a complete security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability of the Fund, as an investor, to obtain full payment in the event of default insolvency. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements such as a letter of credit from a bank, excess collateral or a third-party guarantee. With respect to an asset-backed security arising from secured debt (such as automobile receivables), there is a risk that parties other than the originator and servicer of the loan may acquire a security interest superior to that of the security's holders.

     COMMERCIAL PAPER. Commercial paper includes short-term, unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions and similar taxable instruments issued by government agencies and instrumentalities. All commercial paper purchased by the Fund is, at the time of investment, rated in one of the top two rating categories of at least one Nationally Recognized Statistical Rating Organization ("NRSRO") or, if not rated, is, in the opinion of the Adviser, of an investment quality comparable to rated commercial paper in which the Fund may invest.

     CORPORATE DEBT SECURITIES. Fund investments in these securities are limited to corporate debt securities (corporate bonds, debentures, notes and similar corporate debt instruments) of domestic and foreign issuers which meet the rating criteria established for the Fund.

     After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, the Fund's Adviser will consider such event in its determination of whether the Fund should continue to hold the security. To the extent the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI.

     CONVERTIBLE AND EXCHANGEABLE SECURITIES. The Fund is permitted to invest in convertible and exchangeable securities, subject to the rating and quality requirements specified with respect to equity securities for the Fund. Convertible securities generally offer fixed interest or dividend yields and may be converted at a stated price or rate for common or preferred stock.

     Although to a lesser extent than with fixed income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible or exchangeable securities tends to vary with fluctuations in the market value of the underlying common or preferred stock. Debt securities that are convertible into or exchangeable for preferred or common stock are liabilities of the issuer but are generally subordinated to senior debt of the issuer.

     DOMESTIC AND FOREIGN BANK OBLIGATIONS. The Fund may invest in bank obligations which include, but are not limited to, domestic, Eurodollar and Yankee dollar certificates of deposits, time deposits, bankers' acceptances, commercial paper, bank deposit notes and other promissory notes including floating or variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. The Fund limits its investment in United States bank obligations to obligations of United States banks (including foreign branches). The Fund limits its investment in foreign bank obligations to United States dollar-denominated obligations of foreign banks (including United States branches of foreign banks) which in the opinion of the Adviser, are of an investment quality comparable to obligations of United States banks which may be purchased by the Fund. There is no limitation on the amount of the Fund' assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.

     Certificates of deposit are issued against fund deposited in an eligible bank (including its domestic and foreign branches, subsidiaries and agencies), are for a definite period of time, earn a specified rate of return and are normally negotiable. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligations. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Investments in fixed time deposits subject to withdrawal penalties maturing from two days through seven days may not exceed 15% of the value of the net assets of the Fund. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with a commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Eurodollar obligations are U.S. dollar obligations issued outside the United States by domestic or foreign entities. Yankee dollar obligations are U.S. dollar obligations issued inside the United States by foreign entities. Bearer deposit notes are obligations of a bank, rather than a bank holding company. Similar to certificates of deposit, deposit notes represent bank level investments and, therefore, are senior to all holding company corporate debt.

     Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding and other taxes on amounts realized on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks.

     Investments in Eurodollar and Yankee dollar obligations involve additional risks. Most notably, there generally is less publicly available information about foreign companies; there may be less governmental regulation and supervision; they may use different accounting and financial standards; and the adoption of foreign governmental restrictions may adversely affect the payment of principal and interest on foreign investments. In addition, not all foreign branches of United

States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

     ZERO COUPON SECURITIES. The Fund may invest in zero coupon securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity.

     The market prices of zero coupon securities in which the Fund may invest generally are more volatile than the market prices of securities that pay interest periodically and are more sensitive to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities. Although zero coupon securities do not pay interest to holders prior to maturity, federal income tax law requires the Fund to recognize as interest income a portion of the security's discount each year and that this income must then be distributed to shareholders along with other income earned by the Fund. To the extent that any shareholders in the Fund elect to receive their distributions in cash rather than reinvest such distributions in additional shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sales of portfolio securities. In such cases, the Fund will not be able to purchase additional income producing securities with cash used to make such distributions, and its current income may ultimately be reduced as a result.

     VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND OBLIGATIONS. The Fund may, from time to time, buy variable rate demand obligations issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity of generally five to 20 years with respect to the Fund, but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. The obligation of the issuer of the put to repurchase the securities may or may not be backed by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest.

     The Fund may also buy variable rate master demand obligations. The terms of these obligations permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. They permit weekly, and in some instances, daily, changes in the amounts borrowed. The Fund has the right to increase the amount under the obligation at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the obligation without penalty. The obligations may or may not be backed by bank letters of credit. Because the obligations are direct lending arrangements between the lender and the borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and thus, immediately repayable by the borrower) at principal amount, plus accrued interest, upon demand. The Fund has no limitations on the type of issuer from whom the obligations will be purchased. The Fund will invest in variable rate master demand obligations only when such obligations are determined by the Adviser, pursuant to guidelines established by the Board of Trustees, to be of comparable quality to rated issuers or instruments eligible for investment by the Fund.

     WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. The Fund may purchase securities on a when-issued or delayed-delivery basis and may purchase or sell securities on a forward commitment basis. For example, delivery of and payment for these securities can take place a month or more after the date of the transaction. The Fund purchases these securities in order to obtain an advantageous price and yield to the Fund at the time of entering into the transaction. The securities so purchased are subject to market fluctuation during this period and no income accrues to the Fund until settlement takes place. To facilitate such acquisitions, the Fund will maintain with the custodian a separate account with a segregated portfolio of cash or liquid securities in an amount at least equal to the value of such commitments. On the delivery dates for such transactions, The Fund will meet obligations from maturities or sales of the securities held in the separate account and/or from cash flow. While the Fund normally enter into these transactions with the intention of actually receiving or delivering the securities, they may sell these securities before the settlement date or enter into new commitments to extend the delivery date into the future, if the Adviser considers such action advisable as a matter of investment strategy. Such securities have the effect of leveraging the Fund's assets and may contribute to volatility of the Fund's net asset value. When the Fund engages in a forward commitment transaction, the Fund relies on the buyer or the seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous.

     OTHER MUTUAL FUNDS. The Fund may invest in shares of other open-end, management investment companies, subject to the limitations of the Investment Company Act of 1940, as amended (the "1940 Act") and subject to such investments being consistent with the overall objective and policies of the Fund making such investment, provided that any such purchases will be limited to shares of unaffiliated investment companies. The purchase of securities of other mutual fund results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such mutual fund including operating costs, and investment advisory and administrative fees.

     LOANS OF PORTFOLIO SECURITIES. The Fund may lend their portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or approved bank letters of credit maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets (including the market value of the collateral received) of a particular Fund.

     The Fund will earn income for lending their securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending securities, the Fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

     REPURCHASE AGREEMENTS. The Fund may invest in securities subject to repurchase agreements with any bank or registered broker-dealer who, in the opinion of the Trustees, present a minimum risk of bankruptcy. Such agreements may be considered to be loans by the Fund for purposes of the 1940 Act. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. The Adviser will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to insure that the value of the security always equals or exceeds the repurchase price. If the seller should default on its obligation to repurchase the securities, the Fund may experience a loss of income from the loaned securities and a decrease in the value of any collateral, problems in exercising its rights to the underlying securities and costs and time delays in connection with the disposition of securities. The Fund may not invest more than 15%, of their net assets in repurchase agreements maturing in more than seven business days and in securities for which market quotations are not readily available.

     REVERSE REPURCHASE AGREEMENTS. The Fund may also enter into reverse repurchase agreements to avoid selling securities during unfavorable market conditions to meet redemptions. Pursuant to a reverse repurchase agreement, the Fund will sell portfolio securities and agree to repurchase them from the buyer at a particular date and price. Whenever the Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.

     FOREIGN SECURITIES. The Fund may invest in securities of foreign governmental and private issuers.

     Investing in the securities of issuers in any foreign country, including American Depositary Receipts ("ADRs"), involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. Additionally, amounts realized on foreign securities may be subject to foreign taxes, including taxes withheld from payments on such securities. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. The Fund's objectives may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Through the Fund's policies, management endeavors to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places the Fund's investments.

     ILLIQUID SECURITIES. The Fund has adopted a fundamental policy with respect to investments in illiquid securities. See "Investment Restrictions." Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended ("Securities Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual fund do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on either an efficient institutional market in which the unregistered security can be readily resold or on the issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     The Fund may also invest in restricted securities issued under Section 4(2) of the Securities Act, which exempts from registration "transactions by an issuer not involving any public offering." Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealer and only to institutional investors; they cannot be resold to the general public without registration.

     The Commission has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act applicable to the resale of certain securities to qualified institutional buyers. Pursuant to procedures established by the Board of Trustees and subject to applicable investment restrictions, the Fund intend to invest in securities eligible for resale under Rule 144A which are determined to be liquid because trading markets exist for the securities.

     Pursuant to guidelines set forth by and under the supervision of the Board of Trustees, the Adviser will monitor the liquidity of restricted securities in the Fund's portfolio. In reaching liquidity decisions, the Adviser will consider, among others, the following factors: (1) the frequency of trades and quotes for the security over the course of six months or as determined in the discretion of the Adviser; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers over the course of six months or as determined in the discretion of the Adviser; (3) dealer undertakings to make a market in the security; (4) the nature of the security and the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (5) other factors, if any, which the Adviser deems relevant. Rule 144A securities and Section 4(2) instruments which are determined to be liquid based upon their trading markets will not, however, be required to be included among the securities considered to be illiquid for purposes of Investment Restriction No. 1. Investments in Rule 144A securities and Section 4(2) instruments could have the effect of increasing Fund illiquidity.

     MUNICIPAL COMMERCIAL PAPER. Municipal commercial paper is a debt obligation with a stated maturity of one year or less which is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. Investments in municipal commercial paper are limited to commercial paper which is rated at the date of purchase: (1) "P-1" by Moody's and "A-1" or "A-1+" by S&P "P-2" (Prime-2) or better by Moody's and "A-2" or better by S&P or (2) in a comparable rating category by any two of the NRSROs that have rated commercial paper or (3) in a comparable rating category by only one such organization if it is the only organization that has rated the commercial paper or (4) if not rated, is, in the opinion of the Adviser, of comparable investment quality and within the credit quality policies and guidelines established by the Board of Trustees.

     Issuers of municipal commercial paper rated "P-1" have a "superior capacity for repayment of short-term promissory obligations". The "A-1" rating for commercial paper under the S&P classification indicates that the "degree of safety regarding timely payment is either overwhelming or very strong". Commercial paper with "overwhelming safety characteristics" will be rated "A-1+". Commercial paper receiving a "P-2" rating has a strong capacity for repayment of short-term promissory obligations. Commercial paper rated "A-2" has the capacity for timely payment although the relative degree of safety is not as overwhelming as for issues designated "A-1".

     MUNICIPAL NOTES. Municipal notes are generally sold as interim financing in anticipation of the collection of taxes, a bond sale or receipt of other revenue. Municipal notes generally have maturities at the time of issuance of one year or less. Investments in municipal notes are limited to notes which are rated at the date of purchase: (1) MIG 1 or MIG 2 by Moody's and in a comparable rating category by at least one other nationally recognized statistical rating organization that has rated the notes, or (2) in a comparable rating category by only one such organization, including Moody's, if it is the only organization that has rated the notes, or (3) if not rated, are, in the opinion of the Adviser, of comparable investment quality and within the credit quality policies and guidelines established by the Board of Trustees.

     Notes rated "MIG 1" are judged to be of the "best quality" and carry the smallest amount of investment risk. Notes rated "MIG 2" are judged to be of "high quality, with margins of protection ample although not as large as in the preceding group." See the Appendix for a more complete description of securities ratings.

     MUNICIPAL BONDS. Municipal bonds generally have a maturity at the time of issuance of more than one year. Municipal bonds may be issued to raise money for various public purposes -- such as constructing public facilities and making loans to public institutions. There are generally two types of municipal bonds: general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. Revenue bonds are backed by the revenues of a project or facility -- tolls from a toll road, for example. Certain types of municipal bonds are issued to obtain funding for privately operated facilities. Industrial development revenue bonds (which are private activity bonds) are a specific type of revenue bond backed by the credit and security of a private user, and therefore investments in these bonds have more potential risk. Investments in municipal bonds are limited to bonds which are rated at the date of purchase "A" or better by a NRSRO. Municipal bonds generally have a maturity at the time of issuance of more than one year.

     COMMON STOCKS. Common stock represents the ownership interest in the issuer that remains after all of the issuer's obligations and preferred stocks are satisfied. Common stock fluctuates in price in response to many factors, including past and expected future earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market swings.

     PREFERRED STOCKS. Preferred stockholders have a greater right to receive liquidation payments and usually dividends than do common stockholders. However, preferred stock is subordinated to the liabilities of the issuer in all respects. Preferred stock may or may not be convertible into common stock.

     As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element will decline as interest rates and perceived credit risk rises. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

     AMERICAN DEPOSITARY RECEIPTS. ADRs are U.S. dollar-denominated receipts generally issued by domestic banks. ADRs are evidence of a deposit with the bank of a foreign issuer. They are publicly traded on exchanges or over-the-counter in the United States.

     The Fund may invest in both sponsored and unsponsored ADR programs. There are certain risks associated with investments in unsponsored ADR programs. Because the non-U.S. securities issuer does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depositary and the shareholder. The company issuing the stock underlying the ADR pays nothing to establish the unsponsored facility because fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment.

     In an unsponsored ADR program, there also may be several depositories with no defined legal obligations to the non-U.S. company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information for buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports. In addition, with respect to all ADRs there is always the risk of loss due to currency fluctuations.

     Investments in ADRs involve certain risks not typically involved in purely domestic investments. These risks are set forth under "Foreign Securities" in this SAI.

     OPTIONS ON SECURITIES. The Fund may purchase put and call options and write covered put and call options on securities in which The Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions (i.e., over-the-counter ("OTC") options). The writer of a call option, who receives a premium, has the obligation, upon exercise, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

     The Fund may write put and call options on securities only if they are covered, and such options must remain covered as long as the Fund is obligated as a writer. A call option is covered if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if the Fund maintains cash, U.S. Treasury bills or other liquid securities with a value equal to the exercise price in a segregated account with its custodian.

     The principal reason for writing put and call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium received for a call option, the Fund forego the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retain the risk of loss should the price of the security decline. In return for the premium received for a put option, the Fund assume the risk that the price of the underlying security will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss. The Fund may purchase put options in an effort to protect the value of a security it owns against a possible decline in market value.

     Writing of options involves the risk that there will be no market in which to effect a closing transaction. An exchange-traded option may be closed out only on an exchange that provides a secondary market for an option of the same series. OTC options are not generally terminable at the option of the writer and may be closed out only by negotiation with the holder. There is also no assurance that a liquid secondary market on an exchange will exist. In addition, because OTC options are issued in privately negotiated transactions exempt from registration under the Securities Act, there is no assurance that the Fund will succeed in negotiating a closing out of a particular OTC option at any particular time. If the Fund, as covered call option writer, is unable to effect a closing purchase transaction in the secondary market or otherwise, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

     The staff of the Securities and Exchange Commission (the "SEC") has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are generally illiquid securities. However, the staff has also opined that, to the extent a mutual fund sells an OTC option to a primary dealer that it considers creditworthy and contracts with such primary dealer to establish a formula price at which the fund would have the absolute right to repurchase the option, the fund would only be required to treat as illiquid the portion of the assets used to cover such option equal to the formula price minus the amount by which the option is in-the-money. Pending resolution of the issue, the Fund will treat such options and, except to the extent permitted through the procedure described in the preceding sentence, assets as subject to each such Fund's limitation on investments in securities that are not readily marketable.

     FUTURES, RELATED OPTIONS AND OPTIONS ON STOCK INDICES. The Fund may attempt to reduce the risk of investment in securities by hedging a portion of its portfolio through the use of certain futures transactions, options on futures traded on a board of trade and options on stock indices traded on national securities exchanges. In addition, The Fund may hedge a portion of its portfolio by purchasing such instruments during a market advance or when Whitehall anticipates an advance. In attempting to hedge a portfolio, the Fund may enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities or an index, purchase or sell options on any such futures contracts, and engage in related closing transactions. The Fund will use these instruments primarily as a hedge against changes resulting from market conditions in the values of securities held in its portfolio or which it intends to purchase.

     A stock index assigns relative weighting to the common stocks in the index, and the index generally fluctuates with changes in the market values of these stocks. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.

     When a futures contract is executed, each party deposits with a broker or in a segregated custodial account up to 5% or more (in foreign markets) of the contract amount, called the "initial margin," and during the term of the contract, the amount of the deposit is adjusted based on the current value of the futures contract by payments of variation margin to or from the broker or segregated account.

     In the case of options on stock index futures, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to assume the option writer's position in a stock index futures contract. If the option is exercised by the holder before the last trading day during the option period, the option writer delivers the futures position, as well as any balance in the writer's futures margin account. If it is exercised on the last trading day, the option writer delivers to the option holder cash in an amount equal to the difference between the option exercise price and the closing level of the relevant index on the date the option expires. In the case of options on stock indexes, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to receive cash equal to the dollar amount of the difference between the closing price of the relevant index and the option exercise price times a specified multiple, called the "multiplier."

     During a market decline or when the Adviser anticipates a decline, the Fund may hedge a portion of its portfolio by selling futures contracts or purchasing puts on such contracts or on a stock index in order to limit exposure to the decline. This provides an alternative to liquidation of securities positions and the corresponding costs of such liquidation. Conversely, during a market advance or when the Adviser anticipates an advance, The Fund may hedge a portion of its portfolio by purchasing futures, options on these futures or options on stock indices. This affords a hedge against the Fund not participating in a market advance at a time when it is not fully invested and serves as a temporary substitute for the purchase of individual securities which may later be purchased in a more advantageous manner. The Fund will sell options on futures and on stock indices only to close out existing positions.

     INTEREST RATE FUTURES CONTRACTS. The Fund may, to a limited extent, enter into interest rate futures contracts (i.e., contracts for the future delivery of securities or index-based futures contracts) that are, in the opinion of the Adviser, sufficiently correlated with the Fund's portfolio. These investments will be made primarily in an attempt to protect the Fund against the effects of adverse changes in interest rates (i.e., "hedging"). When interest rates are increasing and portfolio values are falling, the sale of futures contracts can offset a decline in the value of the Fund's current portfolio securities. The Fund will engage in such transactions primarily for bona fide hedging purposes.

     OPTIONS ON INTEREST RATE FUTURES CONTRACTS. The Fund may purchase put and call options on interest rate futures contracts, which give the Fund the right to sell or purchase the underlying futures contract for a specified price upon exercise of the option at any time during the option period. The Fund may also write (sell) put and call options on such futures contracts. For options on interest rate futures that the Fund writes, such Fund will receive a premium in return for granting to the buyer the right to sell to the Fund or to buy from the Fund the underlying futures contract for a specified price at any time during the option period. As with futures contracts, The Fund will purchase or sell options on interest rate futures contracts primarily for bona fide hedging purposes.

     RISKS OF OPTIONS AND FUTURES CONTRACTS. One risk involved in the purchase and sale of futures and options is that the Fund may not be able to effect closing transactions at a time when it wishes to do so. Positions in futures contracts and options on futures contracts may be closed out only on an exchange or board of trade that provides an active market for them, and there can be no assurance that a liquid market will exist for the contract or the option at any particular time. To mitigate this risk, The Fund will ordinarily purchase and write options only if a secondary market for the options exists on a national securities exchange or in the over-the-counter market. Another risk is that during the option period, if the Fund has written a covered call option, it will have given up the opportunity to profit from a price increase in the underlying securities above the exercise price in return for the premium on the option (although the premium can be used to offset any losses or add to the Fund's income) but, as long as its obligation as a writer continues, such Fund will have retained the risk of loss should the price of the underlying security decline. Investors should note that because of the volatility of the market value of the underlying security, the loss from investing in futures transactions is potentially unlimited. In addition, the Fund has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once the Fund has received an exercise notice, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.

     The Fund's successful use of stock index futures contracts, options on such contracts and options on indices depends upon the ability of the Adviser to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of the futures contract and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases in the case of stock index futures as the composition of the Fund's portfolios diverge from the composition of the relevant index. Such imperfect correlation may prevent the Fund from achieving the intended hedge or may expose the Fund to risk of loss. In addition, if the Fund purchase futures to hedge against market advances before they can invest in common stock in an advantageous manner and the market declines, the Fund might create a loss on the futures contract. Particularly in the case of options on stock index futures and on stock indices, the Fund's ability to establish and maintain positions will depend on market liquidity. The successful utilization of options and futures transactions requires skills different from those needed in the selection of the Fund's portfolio securities. The Fund believes that the Adviser possesses the skills necessary for the successful utilization of such transactions.

     The Fund is permitted to engage in bona fide hedging transactions (as defined in the rules and regulations of the Commodity Futures Trading Commission) without any quantitative limitations. Futures and related option transactions which are not for bona fide hedging purposes may be used provided the total amount of the initial margin and any option premiums attributable to such positions does not exceed 5% of The Fund's liquidating value after taking into account unrealized profits and unrealized losses, and excluding any in-the-money option premiums paid. The Fund will not market, and are not marketing, themselves as commodity pools or otherwise as vehicles for trading in futures and related options. The Fund will segregate liquid assets such as cash, U.S. Government securities or other liquid securities to cover the futures and options.

                             INVESTMENT RESTRICTIONS

     The following restrictions are fundamental policies of the Fund, which may not be changed without the approval of the holders of a majority of the Fund's outstanding voting shares as described under "Description of the Fund's Shares - Voting Rights."

     The Equity Income Fund may not:

     (1) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit the Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, investments in securities of other investment companies, municipal securities or repurchase agreements;

     (2) Purchase securities of any issuer if, as a result, with respect to 75% of the Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit the Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

     (3) Borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

     (4) Issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

     (5) Make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of the Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

     (6) Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting;

     (7) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

     (8) Purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

     Non-Fundamental Investment Restrictions. The Equity Income Fund has adopted the following non-fundamental investment policies which may be changed by the Board of Trustees of the Trust or at any time without approval of the Fund's shareholders.

     (1) The Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (2) The Fund may invest in futures or options contracts regulated by the Commodity Futures Trading Commission ("CFTC") for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

     (3) The Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of the Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

     (4) The Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit the Fund's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

     (5) The Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

     (6) The Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     In addition, the Equity Income Fund has a non-fundamental policy in place to provide shareholders with at least 60 days' notice of any change to the Fund's non-fundamental investment policy to invest at least 80% of net assets plus investment borrowings, under normal circumstances, in equity securities.

     If a percentage restriction on the investment or use of assets set forth in the Prospectus or this SAI is adhered to at the time a transaction is effected, later changes in percentage resulting from changing asset values will not be considered a violation. It is the intention of the Fund, unless otherwise indicated, that with respect to the Fund's policies that are a result of application of law, the Fund will take advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future, or changes to such laws.

                                   MANAGEMENT

TRUSTEES AND OFFICERS

     The Trust's Board of Trustees is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Board also elects the Trust's officers who conduct the daily business of the Fund. The Board meets regularly to review the activities of the officers who are responsible for day-to-day operations of the Fund.

     Set forth below are the Trustees and executive officers of the Trust, their ages, business addresses, position and term of office, their principal occupations during the past five years, and other directorships held by them. An asterisk indicates a Trustee who may be deemed to be an "interested person" of the Trust as defined in the 1940 Act ("Interested Trustee").

                                                                                                       NUMBER OF
                                                                                                      PORTFOLIOS
                                                                                                        IN FUND
                                                   TERM OF                                              COMPLEX          OTHER
        NAME,              POSITION(S)        OFFICE AND LENGTH         PRINCIPAL OCCUPATION(S)        OVERSEEN      DIRECTORSHIPS
   ADDRESS AND AGE       HELD WITH TRUST      OF TIME SERVED (1)        DURING PAST FIVE YEARS        BY TRUSTEE    HELD BY TRUSTEE
--------------------   -------------------   -------------------   --------------------------------   ----------   -----------------
INDEPENDENT TRUSTEES

Pierre de St. Phalle   Trustee and            Trustee since        Independent Investor and           Six          Independent
50 Rockefeller Plaza   Chairman of the        September 2000;      Consultant, since November                      Director, Aetos
15th Floor             Board of Trustees      Chairman since       2003. Formerly, Managing                        Capital
New York, NY 10020                            January 2004         Director and Chief Legal                        Alternative
(56)                                                               Officer, iForemation Group and                  Investment Fund
                                                                   successor company, from                         (4 fund):
                                                                   November 2000 to November 2003;                 Director, Westcon
                                                                   and Partner, Davis Polk &                       Group.
                                                                   Wardwell from January 1983 to
                                                                   October 2000.

John R. Preston        Trustee               Since February 2003   Vice President of Finance &        Six          Independent
50 Rockefeller Plaza                                               Administration for Southern Wine                director of
15th Floor                                                         & Spirits, since January 2004;                  Cinram
New York, NY 10020                                                 Formerly, Chief Financial                       International,
(57)                                                               Officer and Executive Vice                      Inc. (a company
                                                                   President of Ripplewood Holdings                listed on the
                                                                   LLC (Private Equity)(2003-2004);                Toronto Stock
                                                                   Senior Vice President of Vivendi                Exchange).
                                                                   Universal (2001 - 2002); Senior
                                                                   Vice President, Treasury and
                                                                   Strategic Planning from 1997 to
                                                                   2000 of The Seagram Company Ltd,
                                                                   where he worked from 1981 -
                                                                   2001.

Susan V. Machtiger     Trustee               Since June 2001       Independent Marketing Consultant   Six          None
50 Rockefeller Plaza                                               from October 2000 to present;
15th Floor                                                         Formerly, Senior Partner and
New York, NY 10020                                                 Worldwide Strategic Planning
(47)                                                               Director of J. Walter Thompson,
                                                                   a full service, global
                                                                   advertising and communications
                                                                   agency, from July 1996 to
                                                                   September 2000.

Tracy L. Nixon         Trustee               Since June 2001       President and Chief Executive      Six          None
50 Rockefeller Plaza                                               Officer of King Cross
15th Floor                                                         Corporation, an airport
New York, NY 10020                                                 concessions business, from May
(42)                                                               2000 to present and Former Vice
                                                                   President of Goldman Sachs &
                                                                   Co., from July 1989 to May 2000.

INTERESTED TRUSTEE

William Rankin         Trustee and           Trustee, since        Chairman of the Management         Six          N/A
50 Rockefeller Plaza   President             January 2005; and     Committee of Atlantic Trust
15th Floor                                   President since       Group since March 2004 and
                                             July

                                                                                                       NUMBER OF
                                                                                                      PORTFOLIOS
                                                                                                        IN FUND
                                                   TERM OF                                              COMPLEX          OTHER
        NAME,              POSITION(S)        OFFICE AND LENGTH         PRINCIPAL OCCUPATION(S)        OVERSEEN      DIRECTORSHIPS
   ADDRESS AND AGE       HELD WITH TRUST       TIME SERVED (1)          DURING PAST FIVE YEARS        BY TRUSTEE    HELD BY TRUSTEE
--------------------   -------------------   -------------------   --------------------------------   ----------   -----------------
New York, NY 10020                           2004                  Chief Executive Officer of Stein
(53)                                                               Roe Investment Counsel, Inc.
                                                                   (SRIC) since January 2001;
                                                                   formerly, Head of Wealth
                                                                   Management of Stein Roe and
                                                                   Farnham, predecessor to SRIC,
                                                                   from May 1999 -December 2000:
                                                                   and Senior Vice President and
                                                                   managing Director from November
                                                                   1994 to April 1999.

EXECUTIVE OFFICERS

Robert Saccone         Vice President        Since February 2003   Senior Vice President of Product   N/A          N/A
50 Rockefeller Plaza                                               Development and Product
15th Floor                                                         Management of Atlantic Trust
New York, NY 10020                                                 investment offerings since
(45)                                                               February 2003.  Formerly,
                                                                   Managing Director of Whitehall
                                                                   Asset Management from 1995 -
                                                                   2003.

John Bini              Treasurer and Chief   Since February 2003   Director of Finance at Atlantic    N/A          N/A
50 Rockefeller Plaza   Financial Officer                           Trust since October 2002;
15th Floor                                                         Formerly, Director of Finance of
New York, NY 10020                                                 the Finance Group at Zurich
(39)                                                               Scudder Investments, Inc./
                                                                   Deutsche Asset Management.

Paul Elmlinger         Secretary             Since February 2003   General Counsel of Atlantic        N/A          N/A
50 Rockefeller Plaza                                               Trust since May 2002; Managing
15th Floor                                                         Director of Zurich Scudder
New York, NY 10020                                                 Investments, Inc., where he
(45)                                                               worked from 1988 to 2002.

Gabrielle Bailey       Chief Legal Officer   Since July 2004       Counsel of Atlantic Trust since    N/A          N/A
50 Rockefeller Plaza                                               March. Formerly Associate with
15th Floor                                                         Alston & Bird LLP from August
New York, NY 10020                                                 2000 to March 2003 and Associate
(31)                                                               with King & Spalding LLP from
                                                                   September 1999 to August 2000.

----------

     (1) Each Trustee holds office during the lifetime of the Trust or until he/she resigns or is removed from office in the manner provided by law or until his/her successor is duly chosen and qualified. The Trustees adopted a retirement policy providing for mandatory retirement as a Trustee of the Trust and from any and all committees on which he/she serves upon reaching the age of seventy-two years of age. The executive officers each hold office until their successors are chosen and qualified.

     (2) Includes all directorships of publicly held companies and all Trusteeships. If the individual serves as a Trustee/director for an investment company, the number of portfolios is indicated if there are more than two.

COMMITTEES

     The Board of Trustees of the Trust has established a Nominating Committee, Audit Committee and Valuation Committee. Each committee currently consists of the following members, each of whom is not an "interested person" as defined in the 1940 Act ("Independent Trustee"): Messrs. Preston and de Saint Phalle and Mss. Machtiger and Nixon.

     The Nominating Committee operates pursuant to a separate Nominating Committee Charter and is primarily responsible for considering candidates to fill vacancies on the Board. The Nominating Committee will not consider nominees recommended by shareholders of the Trust. During the fiscal year ended November 30, 2004, there were no meetings of the Nominating Committee. The Audit Committee operates pursuant to a separate Audit Committee Charter. The responsibilities of the Audit Committee include: (i) overseeing the accounting and financial reporting policies of the Fund; (ii) overseeing the quality and objectivity of the Fund's financial statements and the independent audit thereof; (iii) interacting with the Fund's independent auditors on behalf of the Board; (iv) overseeing, or, as appropriate, assisting Board oversight of the Fund's compliance with legal and regulatory requirements that relate to the Fund's accounting and financial reporting, internal controls and independent audits; and (v) approving the engagement of the independent auditors and, in connection therewith, reviewing and evaluating the qualifications, independence and performance of the independent auditors. During the fiscal year ended November 30, 2004, there were 2 meetings of the Audit Committee. The Board Valuation Committee is responsible for fair value of portfolio securities in cases when a market quotation is not readily available or the Adviser believes that a market quotation or valuation provided by an approved pricing methodology does not represent a fair value. During the fiscal year ended November 30, 2004, there were no meetings of the Board Valuation Committee.

SECURITY AND OTHER INTERESTS

     The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in each Fund of the Trust and in all registered investment companies overseen by the Trustee within the Trust's family of investment companies, as of December 31, 2004.

                                                            AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                       DOLLAR RANGE OF EQUITY SECURITIES   REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE
   NAME OF TRUSTEE         IN EACH FUND OF THE TRUST            WITHIN THE FAMILY OF INVESTMENT COMPANIES
--------------------   ---------------------------------   ---------------------------------------------------
INDEPENDENT TRUSTEES

Pierre de St. Phalle   $50,001-$100,000 in Atlantic        $50,001-$100,000
                       Whitehall Growth Fund

John R. Preston        NONE                                NONE

Susan V. Machtiger     NONE                                NONE

Tracy L. Nixon         NONE                                NONE

     Ownership of Securities of Certain Entities. As of December 31, 2004, the Independent Trustees did not own securities of the investment adviser, the Distributor, or any entity controlling, controlled by, or under common control with the investment adviser or the Distributor.

     Compensation. The table below sets forth the compensation paid to Trustees of the Trust for the fiscal year ended November 30, 2004. The Trust does not compensate the officers for the services they provide. Effective January 1, 2005, Trustees of the Trust not affiliated with the Adviser (excluding the Chairman and the Audit Committee Chairman) receive from the Trust an annual retainer of $14,000, a fee of $1,500 for each Board of Trustees meeting attended, and $1,500 for each audit committee ($1,500 for each other committee) meeting of the Trust attended. The Chairman receives from the Trust an annual retainer of $18,000, a fee of $2,000 for each Board of Trustees meeting attended, and $1,500 for each audit committee ($1,500 for each other Board committee) meeting of the Trust attended. The Audit Committee Chairman receives from the Trust an annual retainer of $16,000, a fee of $1,500 for each Board of Trustees meeting attended, and $2,000 for each audit committee ($1,500 for each other Board committee) meeting of the Trust attended. They also are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are affiliated with the Adviser do not receive compensation from the Trust.

                        AGGREGATE ESTIMATED ANNUAL
   NAME OF PERSON      BENEFITS ACCRUED RETIREMENT     PENSION OR                          COMPLEX PAID TO TOTAL
    AND POSITION         COMPENSATION FROM TRUST     RETIREMENT AS   BENEFITS UPON   COMPENSATION FROM TRUST AND FUND
--------------------   ---------------------------   -------------   -------------   --------------------------------
Pierre de St. Phalle             $25,800                  None            None                    $25,800

John R. Preston                  $24,100                  None            None                    $24,100

Susan V. Machtiger               $23,100                  None            None                    $23,100

Tracy L. Nixon                   $24,300                  None            None                    $24,300

----------
* The total amount compensated to the Trustees for their service on the Trust's Board and the Board of any other investment company in the fund complex. The Fund Complex includes only the Trust. Note: George Stewart and Lynn S. Birdsong served as Trustees until their resignation on January 21, 2004 and March 16, 2005, respectively. For the period until his resignation, the Trust paid Mr. Stewart $5,000 for his service. For the fiscal year ended November 30, 2004, the Trust paid Mr. Birdsong $24,300 for his service.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

     Section 15(c) of the 1940 Act requires that each fund's board of trustees, including a majority of trustees who are not "interested persons" of the fund, as defined in the 1940 Act, initially review and approve the fund's investment advisory agreement(s).

     At a meeting held on October 26, 2005, the Board of Trustees of the Atlantic Whitehall Funds Trust considered the initial approval of an investment advisory agreement between the Trust, on behalf of the Fund and Stein Roe Investment Counsel, Inc. (the "Adviser") (the "Investment Advisory Agreement"). In preparing for the meeting, the Board had requested and received information from the Adviser to assist it in this process, including comparative expense information for other investment companies with similar investment objectives to the Fund. The Board received information about the Adviser, as well as information about distribution and administrative arrangements for the Fund. In considering the approval of the Investment Advisory Agreement, the Board also took into account information previously provided to the Board regarding the Adviser, including reports on compliance and shareholder services. Prior to the meeting, the Chairman of the Board met with representatives of the Adviser to discuss the information that would be provided by the Adviser. The Independent Trustees met in executive session to review the information that had been provided by the Adviser. Throughout this process, the Independent Trustees were advised by independent legal counsel. In reaching its decision to approve the Investment Advisory Agreement, the Independent Trustees, and the Board as a whole, considered the following factors and reached the conclusions described below.

     The Board examined the nature, extent and quality of the services that the Adviser provides to the Trust's existing funds and anticipated to be provided to the Fund. The Board also received a description of the advisory and other services to be rendered to the Fund by the Adviser. The Board considered the benefit to shareholders of investing in a Fund that is part of a larger organization that provides wealth management for individuals and families and asset management services to foundations and endowments. The Board also considered the Adviser's experience in providing investment advisory services and the fact that the Adviser managed approximately $15.6 billion in assets. The Board further considered the experience level and tenure of the Adviser's portfolio management team. Based upon this and other information, the Board determined that the Adviser has the experience, resources and personnel to perform its obligations under the Investment Advisory Agreement.

     Because the Fund is new, it does not have performance information. As a result, the Board considered the performance record of a related composite managed by the Adviser and Atlantic

Trust Company utilizing the same strategy and personnel to be utilized by the Fund. In evaluating the Fund's investment advisory fee, the Board considered information provided by the Adviser on fees that it charges other mutual funds and accounts. The Board also considered comparative data on fees charged by comparable funds. The Trustees also considered that management contractually agreed to waive its management fee and/or reimburse Fund expenses to the extent necessary to maintain the total net expense ratio of the Fund at 1.10%. Based upon this and other information, the Board determined that the fee and expense ratios proposed for the Fund were reasonable given the quality of services expected to be provided and were comparable to the fee and expense ratios of other funds with similar investment objectives.

     Because the Fund is new, there is no historical profitability with regard to its arrangements with the Adviser. The Board considered that any projection of profitability would be uncertain, given that such a projection would depend on many assumptions which are, by their nature, speculative. Accordingly, the Board did not consider the Adviser's anticipated profitability in determining whether to approve the Investment Advisory Agreement.

     The Board considered whether there is a potential for the realization of economies of scale. The Board considered the relative advantages and disadvantages of an investment advisory fee with breakpoints versus a flat management fee. The Board noted that since the Fund was new it was difficult to know when or how fast such economies would develop. The Board concluded that a flat fee was appropriate until the Fund reached appropriate asset levels at which time the Board would consider implementing breakpoints.

     The Board considered other benefits received by the Adviser and its affiliates as a result of its relationship with the Trust, including the opportunity to offer additional products and services to shareholders.

     Based on their evaluation of all material factors, the Board concluded that the investment advisory fee structure was fair and reasonable, that the Fund was paying a competitive fee for the services provided, and that it was in the best interests of the Fund for the Board to approve the Investment Advisory Agreement. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one group of them to be controlling in and of themselves.

                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

     As of the date of this SAI, the Fund's sole shareholder is its Adviser, Stein Roe Investment Counsel, Inc.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

STEIN ROE INVESTMENT COUNSEL, INC.

     Stein Roe Investment Counsel, Inc., a registered investment adviser, provides investment advisory services to the Fund. The Adviser is an affiliate of Atlantic Trust Company, N.A. ("Atlantic Trust"). With $15.6 billion in assets under management as of September 30, 2005, Atlantic Trust and its affiliates manage wealth for individuals and families, and provide asset management services to foundations and endowments. The Adviser's principal office is located at One South Wacker Drive, Suite 3500, Chicago, Illinois 60606.

     The day-to-day operations of the Fund are delegated by the Board to the Adviser's officers and service providers while administrative services and compliance functions may be provided by the Adviser's personnel or one of its affiliates.

     The Adviser's parent, AMVESCAP is a leading independent global investment manager dedicated to helping people worldwide build their financial security. Operating under the AIM, INVESCO, and Atlantic Trust brands, AMVESCAP strives to deliver outstanding investment performance and service through a comprehensive array of products for individual and institutional clients in more than 100 countries. AMVESCAP had approximately $380.5 billion in assets under management as of September 30, 2005. The company is listed on the London, New York, Paris and Toronto stock exchanges with the symbol AVZ.

     As compensation for its advisory services for the Fund, the Adviser is entitled to receive a monthly fee at the annual rate of 0.85%.

DISTRIBUTOR

     PFPC Distributors is the principal underwriter of the Fund pursuant to an amendment to the Distribution Agreement approved by the Board of Trustees on October 26, 2005. PFPC Distributors is a subsidiary of PFPC, and has been providing mutual fund distribution services since 1992. PFPC Distributors offers the Fund shares to the public on a continuous basis.

ADMINISTRATIVE SERVICES

     The Trust, on behalf of the Fund, entered into an Administration Agreement (the "Administration Agreement") with PFPC. PFPC provides administrative services necessary for the operation of the Fund, including among other things,
(1) preparation of shareholder reports and communications, (2) regulatory compliance, such as reports to and filings with the SEC and state securities commissions and (3) general supervision of the operation of the Fund, including coordination of the services performed by the Adviser, PFPC Distributors, transfer agent, custodians, independent accountants, legal counsel and others. In addition, PFPC furnishes office space and facilities required for conducting the business of the Fund and pays the compensation of the Fund's officers and employees affiliated with PFPC. For these services, PFPC receives a fee from the Fund computed daily and payable monthly, at the annual rate of: 0.08% of average daily net assets of the Fund up to $500 million; 0.06% of average daily net assets of the Fund in excess of $500 million up to $1 billion; 0.05% of average daily net assets of the Fund in excess of $1 billion. PFPC is also entitled to receive an annual base complex fee of $15,000, plus a $5,000 per Fund fee for administration and support services.

     An amendment to the Administration Agreement was approved by the Board of Trustees at a meeting held on October 26, 2005. The Administration Agreement will continue subject to termination without penalty upon 180 days prior notice.

FUND EXPENSES

     The Fund bears all costs of its operations other than expenses specifically assumed by PFPC Distributors, PFPC or the Adviser. The costs borne by the Fund include advisory fees, administration fees, legal and auditing expenses; Trustees' fees and expenses; insurance premiums; custodian and transfer agent fees and expenses; expenses incurred in acquiring or disposing of the Fund's portfolio securities; expenses of registering or qualifying the Fund's shares for sale with the SEC and with various state securities commissions; expenses of obtaining quotations on the Fund's portfolio securities and pricing of the Fund's shares; expenses of maintaining the Fund's legal existence and of shareholders' meetings; and expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses. Trust expenses directly attributable to the Fund are charged to that Fund; other expenses are allocated proportionately among all of the Fund in the Trust in relation to the net assets of The Fund.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     State Street Bank and Trust Company, 1 Lincoln Street, Boston, Massachusetts 02111, is the Custodian of the Trust's assets. The Custodian (itself or through a sub-custodian) maintains separate accounts for the Fund; receives, holds and releases portfolio securities on account of the Fund, receives and disburses money on behalf of the Fund and collects and receives income and other payments on account of the Fund's portfolio securities. The Custodian is also authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Fund to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.

     PFPC (the "Transfer Agent") acts as transfer agent for the Fund. The Trust compensates the Transfer Agent for providing personnel and facilities to perform transfer agency related services for the Trust at a rate intended to represent the cost of providing such services.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     Ernst & Young LLP serves as the Independent Registered Public Accounting Firm for the Trust. Ernst & Young LLP provides audit services, tax return review and assistance and consultation in connection with review of certain SEC filings. Ernst & Young LLP's address is 5 Times Square, New York, New York 10036.

COUNSEL

     Dechert LLP, located at 1775 I Street, NW, Washington, DC 20006, serves as counsel to the Trust.

CODES OF ETHICS

     The Trust and the Adviser have each adopted a Code of Ethics designed to prevent affiliated persons of the such entities from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Fund. Each code of ethics, among other things, permits "access persons" to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by the Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. For purposes of a code of ethics, an access person means (i) a director, Trustee or officer of a fund or adviser; (ii) any employee of a fund or investment adviser (or any company in a control relationship to a fund or investment adviser) who, in connection makes, participates in, or obtains information about the purchase or sale of securities by a fund, or whose functions relate to the making of any recommendations with respect to the purchases or sales; and (iii) any natural person in a control relationship to a fund or investment adviser who obtains information concerning recommendations made to a fund regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions under the Code of Ethics. To facilitate enforcement, the codes of ethics generally require that an access person submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by the Fund. The codes of ethics for the Trust and the Adviser, are on public file with, and are available from, the SEC.

PROXY VOTING POLICIES

     The Fund has adopted Proxy Voting Policies that delegate the responsibility of voting proxies to the Adviser (Atlantic Whitehall Division). The Proxy Voting Policies of the Trust and the Adviser (Atlantic Whitehall Division) are attached as Appendix B. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 will be available annually, without charge, upon request, by calling 1-800-994-2533 and on the SEC's website at http://www.sec.gov.

PORTFOLIO MANAGERS

STEIN ROE INVESTMENT COUNSEL, INC.

OTHER MANAGED ACCOUNTS AS OF SEPTEMBER 30, 2005

     Certain of the portfolio managers who are primarily responsible for the day-to-day management of the Fund also manage other registered investment companies, other pooled investment vehicles and other accounts, as indicated below. The following tables identify, as of September 30, 2005: (i) the Fund(s) managed by the specified portfolio manager; and (ii) the number of other registered investment companies, pooled investment vehicles and other accounts managed by the portfolio manager. The portfolio managers do not manage any accounts with respect to which the advisory fee is based on performance.

                                 REGISTERED INVESTMENT   UNREGISTERED POOLED
                                       COMPANIES         INVESTMENT VEHICLES     OTHER ACCOUNTS
PORTFOLIO        FUNDS           ---------------------   -------------------   ------------------
MANAGERS         MANAGED           NO.   TOTAL ASSETS     NO.   TOTAL ASSETS   NO.   TOTAL ASSETS
---------        -------           ---   ------------     ---   ------------   ---   ------------
DOUGLAS ROGERS                      0          0           2    $221,806,184   156   $129,589,305
                 EQUITY INCOME
PAUL McPHEETERS                     0          0           0               0    92   $ 73,544,549

CONFLICTS OF INTEREST

     From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of the Fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Fund, track the same index the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The other accounts might also have different investment objectives or strategies than the Fund.

     Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager's day-to-day management of the Fund. Because of their positions with the Fund, the portfolio managers know the size, timing and possible market impact of the Fund's trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Fund.

     Investment Opportunities. A potential conflict of interest may arise as result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and another account. The Adviser has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

COMPENSATION

     Each portfolio manager's compensation consists of the following five elements:

     Base salary. Each portfolio manager is paid a base salary which is set at a level determined to be appropriate based upon an individual's experience and responsibilities through the use of an independent compensation survey of the investment management industry.

     Annual Bonus. Each portfolio manager is paid an annual cash bonus, which is discretionary and based on a number of factors. Such factors may include:

     - the success and consistency of the team's investment results, as measured against appropriate market benchmarks and peer groups;

     -    generation and contribution of investment ideas;

     -    Contributions to asset retention, gathering and client satisfaction;

     -    Contributions to mentoring, coaching and/or supervising; and

     -    Overall contribution to the firm.

     Equity-based compensation. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares or deferred shares of AMVESCAP stock from pools determined from time to time by the Remuneration Committee of the AMVESCAP Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

     Participation in group insurance programs. Portfolio managers are provided life insurance coverage in the form of a group variable universal life insurance policy, under which they may make additional contributions to purchase additional insurance coverage or for investment purposes.

     Participation in deferred compensation plan. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation.

SECURITIES OWNERSHIP

     As of December 1, 2005, Messrs. Rogers and McPheeters did not own any securities of the Fund.

DISCLOSURE OF THE FUND'S PORTFOLIO HOLDINGS

     The Fund is required to file with the SEC its complete portfolio holdings schedule on a quarterly basis. This schedule is filed with The Fund's annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters. In addition, The Fund publicly discloses its complete portfolio holdings schedule, as reported on a month-end basis, by posting the information on the Fund's website at www.atlanticwhitehallfund.com. The information will be posted no earlier than fifteen (15) days after a month's end and will remain accessible on the Fund's website until the posting of the following month's schedule. If the fifteenth day falls on a weekend or other non-business day, such information will be posted on the following business day.

     Complete portfolio holdings may be disclosed to the Fund's service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities, such as the Fund's custodian, fund accountant, investment adviser and sub-advisers, Administrator, independent public accountants, attorneys, officers and Trustees and each of their respective affiliates and advisors, and who are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract.

     The Fund may disclose complete schedules of their portfolio holdings to mutual fund evaluation services such as Standard & Poor's, Morningstar or Lipper Analytical Services, and due diligence departments of broker-dealers and wire houses so long as the recipient of the information does not distribute the portfolio holdings information or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Fund before the portfolio holdings information or results of the analysis become public information. In addition, the recipient must sign a written confidentiality agreement regarding the portfolio holdings information. The Fund or their duly authorized service providers may distribute the Fund's top ten holdings, sector holdings and other portfolio characteristic data that does not identify any specific portfolio holding before disclosure of portfolio holdings information is required or authorized, provided that the information, or information regarding the Fund's portfolios holdings from which the information is derived, has been publicly disclosed (via the Fund's website or otherwise).

     The Fund's policies and procedures are designed to ensure that any disclosure of information regarding the Fund's portfolio holdings is for a legitimate business purpose and is in the best interest of the Fund and its shareholders.

                         DISTRIBUTION OF FUND'S SHARES

     The Distribution Agreement between the Trust and PFPC Distributors provides that PFPC Distributors will use its best efforts to maintain a broad distribution of the Fund's shares among bona fide investors and may enter into selling group agreements with responsible dealers and dealer managers as well as sell the Fund's shares to individual investors. PFPC Distributors is not obligated to sell any specific amount of shares.

OTHER DISTRIBUTION ARRANGEMENTS

     The Adviser (Atlantic Whitehall Division) has entered into an agreement with the Independence Community Bank ("Independence") under which, with Independence's assistance, Independence's private banking clients may retain the Adviser to perform discretionary investment management with respect to certain client assets for an annual fee based on the market value of the assets under management. The minimum account size for investment management services under this arrangement is $1,000,000 (but may be waived by the Adviser). For accounts that do not meet the minimum, the Adviser will recommend to clients a portfolio of mutual fund (which may include the Atlantic Whitehall Fund), and the mutual fund transfer agent will provide quarterly statements for the client. For this service, the client will be charged a flat advisory fee of up to 1% depending on account type and account size. As part of this arrangement, the Adviser may share fees and/or revenues earned on these accounts with Independence.

                         COMPUTATION OF NET ASSET VALUE

     The Fund value their portfolio securities and compute their net asset values per share in accordance with the procedures discussed in the Prospectus. This section provides a more detailed description of the Fund's methods for valuing their portfolio securities.

     Securities are valued using market quotations. Securities listed on an exchange are valued on the basis of the last sale price or NASDAQ official closing price ("NOCP"), when appropriate.

If the last sale price or NOCP is not reported, the current bid price is used. Securities for which market quotations are not readily available or unreliable are valued at fair value as determined in good faith under procedures established by or under the general supervision of the Board of Trustees. The closing price or the latest quoted bid price of a security may be unreliable if, among other things, a significant event occurs after the closing price or the latest bid price but before the Fund calculates its NAV that materially affects the value of the security. The Fund uses various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a market quotation is unreliable and if so, what fair value to assign to the security. To determine the appropriate valuation method, the following factors that may be considered include, but are not limited to the following: (a) the fundamental analytical data relating to the investment; (b) the nature and duration of restrictions on disposition of the securities; (c) the evaluation of the forces which influence the market in which the securities are purchased; and (d) any other relevant factors. With respect to fair value of securities traded on foreign markets, the following factors may also be relevant: (a) value of foreign securities traded on foreign markets; (b) ADR trading; (c) closed-end fund trading: (d) foreign currency exchange activity; and (e) trading of financial products that are tied to baskets of foreign securities, such as World Equity Benchmark Shares (WEBS). In light of the judgment involved in fair valuation decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Investments in Money Market Funds are valued at their net asset value as reported by the underlying fund.

     Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars.

     To the extent the Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares. Securities that are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing price on such exchange unless this market quotation is determined to be unreliable.

     Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day.

                             PORTFOLIO TRANSACTIONS

     Investment decisions for the Fund and for the other investment advisory clients of the Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the opinion of the Adviser is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

     Pursuant to the Advisory Agreement, the Adviser places orders for the purchase and sale of portfolio investments for the Fund's accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the account of the Fund, the Adviser will seek the best available price and most favorable execution of the Fund's orders. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter. Purchases and sales of securities are generally placed by the Adviser with broker-dealers which, in the Adviser's judgment, provide prompt and reliable execution at favorable security prices and reasonable commission rates. The Adviser selects broker-dealers on the basis of a variety of factors such as reputation, capital strength, size and difficulty of order and research provided to the Adviser.

     The Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results, give preference to a dealer which has provided statistical or other research services to the Adviser. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of securities firms. These items, which in some cases may also be purchased for cash, include such matters as general economic and securities market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Adviser in advising various of their clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The management fee paid by the Fund is not reduced because the Adviser or its affiliates receive such services.

     As permitted by Section 28(e), the Adviser may cause the Fund to pay a broker-dealer that provides "brokerage and research services" (as defined in Section 28(e)) to the Adviser a higher commission for effecting a securities transaction for the Fund than another broker-dealer would have charged for effecting that transaction. Such higher commission would be paid only if the Adviser believes that the commission is reasonable in relation to the value of the brokerage and research services received.

                                    TAXATION

     The following information supplements and should be read in conjunction with the section in each Prospectus entitled "Tax Information." The Prospectuses generally describe the federal income tax treatment of distributions by the Fund. This section of the SAI provides additional information concerning federal income taxes. It is based on the Internal Revenue Code (the "Code"), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.

     A shareholder's tax treatment may vary depending upon his or her particular situation. This discussion only applies to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

     The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax matters described below. The IRS could adopt positions contrary to that discussed below and such positions could be sustained. In addition, the foregoing discussion and the discussions in the Prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Fund. Prospective shareholders are urged to consult with their own tax advisors and financial planners as to the particular federal tax consequences to them of an investment in the Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

     The Trust intends to qualify the Fund as a "regulated investment company" under Subchapter M of the Code, as long as such qualification is in the best interests of the Fund's shareholders. The Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to the Fund, rather than to the Trust as a whole. Furthermore, the Fund will separately determine its income, gains, losses and expenses for federal income tax purposes.

     In order to qualify as a regulated investment company under the Code, the Fund must, among other things, derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts). Pursuant to future regulations, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains that are directly related to the Fund's principal business of investing in stock or securities. The Fund must also diversify its holdings so that, at the end of each quarter of the taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed the greater of 5% of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), or in two or more issuers the Fund controls and which are engaged in the same or similar trades or businesses. The qualifying income and diversification requirements applicable to the Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

     In addition, the Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, as well as 90% of its net tax-exempt income earned in each taxable year. The Fund generally will not be subject to federal income tax on the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, the Fund generally must make the distributions in the same year that it realizes the income and gain. However, in certain circumstances, the Fund may make the distributions in the following taxable year. Furthermore, if the Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. The Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that the Fund will not be subject to federal income taxation.

     If, in any taxable year, the Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirements, such Fund would be taxed in the same manner as an ordinary corporation without any deduction for distributions to shareholders, and all distributions from the Fund's earnings and profits (including any distributions of net tax-exempt income and net long-term capital gains) to its shareholders would be taxable as ordinary income. To qualify again to be taxed as a regulated investment company in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-regulated investment company years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

EXCISE TAX

     A 4% nondeductible excise tax will be imposed on the Fund's net income and gains (other than to the extent of its tax-exempt interest income, if any) to the extent it fails to distribute during each calendar year at least 98% of its ordinary income (excluding capital gains and losses), at least 98% of its net capital gains (adjusted for ordinary losses) for the 12 month period ending on October 31, and all of its ordinary income and capital gains from previous years that were not distributed during such years. The Fund intends to actually or be deemed to distribute substantially all of its net income and gains, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that the Fund will not be subject to the excise tax.

CAPITAL LOSS CARRY-FORWARDS

     The Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. The Fund's capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to

Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Fund do not expect to distribute such capital gains. The Fund cannot carry back or carry forward any net operating losses.

EQUALIZATION ACCOUNTING

     Under the Code, the Fund may use the so-called "equalization method" of accounting to allocate a portion of its "earnings and profits," which generally equals the Fund's undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits the Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect the Fund's total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of Fund shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the equalization accounting method used by the Fund, and thus the use of this method may be subject to IRS scrutiny.

TAXATION OF FUND INVESTMENTS

     In general, if the Fund realizes gains or losses on the sale of portfolio securities, such gains or losses will be capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

     If the Fund purchases a debt obligation with original issue discount, generally at a price less than its principal amount ("OID"), such as a zero-coupon bond, the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. Gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by the Fund at a market discount, generally at a price less than its principal amount, generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. The Fund generally will be required to make distributions to shareholders representing the OID on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by the Fund which the Fund otherwise might have continued to hold.

     If an option granted by the Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by the Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

     Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by the Fund will be deemed "Section 1256 contracts." The Fund will be required to "mark to market" any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the mark-to-market rule and the "60%/40%" rule.

     Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount and timing of recognition of the Fund's income. Under future Treasury Regulations, any such transactions that are not directly related to the Fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss for a year exceeds the Fund's investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

     Offsetting positions held by the Fund involving certain financial forward, futures or options contracts may be considered, for federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If the Fund is treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forward, or option contracts comprising a part of such straddles are governed by Section 1256 of the Code, described above. The Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to the Fund may differ. Generally, to the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income. Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character of gains and losses, defer losses, and/or accelerate the recognition of gains or losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income of long-term capital gain, may be increased or decreased substantially as compared to if the Fund had not engaged in such transactions.

     If the Fund enters into a "constructive sale" of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when the Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon the Fund's holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon the Fund's holding period in the property and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of the Fund's taxable year and the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed. The amount of long-term capital gain the Fund may recognize from derivative transactions is limited with respect to certain pass-through entities. The amount of long-term capital gain is limited to the amount of such gain the Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

     "Passive foreign investment corporations" ("PFICs") are generally defined as foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income. If the Fund acquires any equity interest (which generally includes not only stock but also an option to acquire stock such as is inherent in a convertible bond under proposed Treasury Regulations) in a PFIC, the Fund could be subject to federal income tax and IRS interest charges on "excess distributions" received from the PFIC or on gain from the sale of stock in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions would have been classified as capital gain.

     The Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require the Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Fund may limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments. Because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, however, the Fund may incur the tax and interest charges described above in some instances.

     Rules governing the federal income tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while the Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of the Fund as a regulated investment company might be jeopardized. The Fund intend to monitor developments in this area. Certain requirements that must be met under the Code in order for the Fund to qualify as a regulated investment company may limit the extent to which the Fund will be able to engage in swap agreements.

     In addition to the investments described above, prospective shareholders should be aware that other investments made by the Fund may involve sophisticated tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although the Fund seek to avoid significant noncash income, such noncash income could be recognized by the Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Fund could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

TAXATION OF DISTRIBUTIONS

     For federal income tax purposes, the Fund's earnings and profits, described above, are determined at the end of the Fund's taxable year and are allocated pro rata over the entire year. All distributions paid out of the Fund's earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported on each shareholder's federal income tax return. Distributions in excess of the Fund's earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in his or her Fund shares and then capital gain. The Fund may make distributions in excess of earnings and profits to a limited extent, from time to time.

     Distributions designated by the Fund as a capital gain distribution will be taxed to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. The Fund will designate capital gains distributions, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

     Some states will not tax distributions made to individual shareholders that are attributable to interest the Fund earned on direct obligations of the U.S. Government if the Fund meets the state's minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

SALES AND EXCHANGES OF FUND SHARES

     If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges his or her Fund shares, subject to the discussion below, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held such Fund shares for more than one year at the time of the sale or exchange. Under certain circumstances, an individual shareholder receiving qualified dividend income from the Fund, explained further below, may be required to treat a loss on the sale or exchange of Fund shares as a long-term capital loss.

     If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be included in the tax basis of the purchased shares.

     If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest distributions (defined below) received with respect to the shares. The Treasury Department is authorized to issue regulations reducing the six months holding requirement to a period of not less than the greater of 31 days or the period between regular distributions where the Fund regularly distributes at least 90% of its net tax-exempt interest, if any. No such regulations have been issued as of the date of this SAI. These loss disallowance rules do not apply to losses realized under a periodic redemption plan.

FOREIGN TAXES

     Amounts realized by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders.

     In general, an individual with $300 or less of creditable foreign taxes may elect to be exempt from the foreign source taxable income and qualified dividend income limitations if the individual has no foreign source income other than qualified passive income. This $300 threshold is increased to $600 for joint filers. A deduction for foreign taxes paid may only be claimed by shareholders that itemize their deductions.

FEDERAL INCOME TAX RATES

     As of the printing of this SAI, the maximum individual federal income tax rate applicable to (i) ordinary income generally is 35%; (ii) net capital gain realized prior to May 6, 2003 generally is 20%; and (iii) net capital gain realized on or after May 6, 2003 generally is 15%. The date on which the Fund sells or exchanges a security is the date used in determining whether any net capital gain from such sale or exchange distributed to an individual shareholder will qualify for the pre-May 6 or post-May 5 net capital gain federal income tax rate.

     Current federal income tax law also provides for a maximum individual federal income tax rate applicable to "qualified dividend income" of 15%. In general, "qualified dividend income" is income attributable to dividends received from certain domestic and foreign corporations on or after January 1, 2003, as long as certain holding period requirements are met. If 95% or more of the Fund's gross income constitutes qualified dividend income, all of its distributions will be treated as qualified dividend income in the hands of individual shareholders, as long as they meet certain holding period requirements set forth below for their Fund shares. If less than 95% of the Fund's income is attributable to qualified dividend income, then only the portion of the Fund's distributions that are attributable to and designated as such in a timely manner will be so treated in the hands of individual shareholders. The Fund will only be treated as realizing qualified dividend income to the extent it receives dividends from certain domestic and foreign corporations and the Fund has held the shares of the stock producing the dividend for at least 61 days during the 120-day period beginning on the date that is 60 days before the date on which such shares became ex-dividend. A longer holding period applies to investments in preferred stock. (Only dividends from direct investments will qualify. Payments received by the Fund from securities lending, repurchase and other derivative transactions ordinarily will not.) Furthermore, an individual Fund shareholder can only treat the Fund distribution designated as qualified dividend income as such if he or she as held the Fund shares producing the distribution for at least 61 days during the 120-day period beginning on the date that is 60 days before the date on which such shares became ex-dividend. No assurance can be given as to what portion, if any, of the Fund's dividend income distributed to shareholders will qualify for the reduced rate of taxation.

     The maximum corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Marginal tax rates may be higher for some shareholders to reduce or eliminate the benefit of lower marginal income tax rates. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various "sunset" provisions of laws enacted in 2001 and 2004.

BACKUP WITHHOLDING

     The Trust may be required to withhold, subject to certain exemptions, at a rate of 28% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to the Fund shareholder, unless the shareholder generally certifies under penalties of perjury that the "taxpayer identification number" ("TIN"), generally the shareholder's social security or employer identification number, provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Fund that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. This tax is not an additional federal income tax imposed on the shareholder, and the shareholder may claim the tax withheld as a tax payment on his or her federal income tax return, provided that the required information is furnished to the IRS. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to increase in future years under "sunset" provisions of law enacted in 2001.

TAX-DEFERRED PLANS

     The shares of the Fund may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts, including IRAs and Roth IRAs. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through a tax-advantaged plan or account.

CORPORATE SHAREHOLDERS

     Subject to limitation and other rules, a corporate shareholder of the Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. In general, a distribution by the Fund attributable to dividends of a domestic corporation will only be eligible for the deduction if: (i) the corporate shareholder holds the Fund shares upon which the distribution is made for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and (ii) the Fund holds the shares of the domestic corporation producing the dividend income in an unleveraged position for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the Fund becomes entitled to such dividend income. A longer holding period applies to investments in preferred stock.

FOREIGN SHAREHOLDERS

     Under the Code, distributions attributable to ordinary income, net short-term capital gain and certain other items realized by the Fund and paid to a nonresident alien individual, foreign Trust (i.e., a Trust other than a Trust which a U.S. court is able to exercise primary supervision over administration of that Trust and one or more U.S. persons have authority to control substantial decisions of that Trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source) or foreign corporation ( "foreign shareholders") generally will be subject to a withholding tax at a flat rate of 30% or a lower treaty rate, if an income tax treaty applies, provided the Fund obtains a properly completed and signed certificate of foreign status. This tax generally is not refundable. However, if a distribution paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the foreign shareholder, the withholding tax will not apply and the distribution will be subject to the reporting and withholding requirements generally applicable to U.S. persons. In general, foreign shareholders' capital gains realized on the disposition of Fund shares and capital gains distributions are not subject to federal income tax, withholding or otherwise, provided the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) the gains or losses are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the foreign shareholder, or (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met. If the capital gains or losses are effectively connected with a U.S. trade or business or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an income tax treaty, the reporting and withholding requirements applicable to U.S. persons generally applies. If the capital gains and losses are not effectively connected for this purpose, but the foreign shareholder exceeds the 183 day limitation, the gains will be subject to a withholding tax at a flat rate of 30% or the lower treaty rate, if an income tax treaty applies.

     If a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the U.S. at the time of the shareholder's death, Fund shares will be deemed property situated in the U.S. and will be subject to federal estate taxes (at graduated rates of 18% to 55% of the total value, less allowable deductions and credits). In general, no federal gift tax will be imposed on gifts of Fund shares made by foreign shareholders.

     The availability of reduced U.S. taxes pursuant to the 1972 Convention or the applicable estate tax convention depends upon compliance with established procedures for claiming the benefits thereof, and may, under certain circumstances, depend upon the foreign shareholder making a satisfactory demonstration to U.S. tax authorities that the shareholder qualifies as a foreign person under federal income tax laws and the 1972 Convention.

     Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships. If the International Fund qualifies and makes an election to pass-through foreign taxes to its shareholders, foreign shareholders of the Fund generally will be subject to increased federal income taxation without a corresponding benefit for the pass-through.

                        DESCRIPTION OF THE FUND'S SHARES

CAPITALIZATION

     The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional Fund (with different investment objectives and fundamental policies) or additional classes at any time in the future. Establishment and offering of additional Fund will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In any liquidation of the Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

     Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote.

VOTING RIGHTS

     Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). As used in the SAI, the phrase "vote of a majority of the outstanding shares" of the Fund (or the Trust) means the vote of the lesser of: (1) 67% of the shares of the Fund (or the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of the Fund (or the Trust).

     Shareholders have the right to vote in the election of Trustees and on any and all matters on which by law or under the provisions of the Declaration of Trust, they may be entitled to vote. Under the Declaration of Trust, the Trust is not required to hold annual meetings of the Fund's shareholders to elect Trustees or for other purposes.

     When certain matters affect only one class of shares but not another, the shareholders would vote as a class regarding such matters. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. To the extent required by applicable law, the Trustees shall assist shareholders who seek to remove any person serving as Trustee.

     The Trust's shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

                              FINANCIAL INFORMATION

     Ernst & Young LLP serves as the Fund's Independent Registered Public Accounting Firm.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS, OR IN THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS

SHORT-TERM CREDIT RATINGS

     A Standard & Poor's short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for short-term issues:

     "A-1" - Obligations are rated in the highest category and indicate that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     "B" - Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

     "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

     Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for short-term obligations:

     "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on fund employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     "Prime-2" - Issuers (or supporting institutions) have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-1 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     "Not Prime" - Issuers do not fall within any of the Prime rating categories.

     Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

     "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

     "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     "C" - Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

     "D" - Securities are in actual or imminent payment default.

LONG-TERM CREDIT RATINGS

     The following summarizes the ratings used by Standard & Poor's for long-term issues:

     "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

     "C" - A subordinated debt obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

     "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payment will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     The following summarizes the ratings used by Moody's for long-term debt:

     "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

     "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     "Ba" - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     "B" - Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     "Caa" - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     "Ca" - Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     "C" - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

     The following summarizes long-term ratings used by Fitch:

     "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

     "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     "B" - Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

     "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

     Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

     PLUS (+) or MINUS (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category or to categories below "CCC".

NOTES TO SHORT-TERM AND LONG-TERM CREDIT RATINGS

STANDARD & POOR'S

     CREDITWATCH: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by Standard & Poor's analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action, or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The "positive" designation means that a rating may be raised; "negative" means a rating may be lowered; and "developing" means that a rating may be raised, lowered or affirmed.

     RATING OUTLOOK: A Standard & Poor's Rating Outlook assesses the potential direction of a long-term credit rating over the intermediate to longer term. In determining a Rating Outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An Outlook is not necessarily a precursor of a rating change or future CreditWatch action.

     -    Positive means that a rating may be raised.

     -    Negative means that a rating may be lowered.

     -    Stable means that a rating is not likely to change.

     -    Developing means a rating may be raised or lowered.

     -    N.M. means not meaningful.

MOODY'S

     WATCHLIST: Watchlists list the names of credits whose ratings have a likelihood of changing. These names are actively under review because of developing trends or events which, in Moody's opinion, warrant a more extensive examination. Inclusion on this Watchlist is made solely at the discretion of Moody's Investors Service, and not all borrowers with ratings presently under review for possible downgrade or upgrade are included on any one Watchlist. In certain cases, names may be removed from this Watchlist without a change in rating.

FITCH

     WITHDRAWN: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

     RATING WATCH: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for a potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

     RATING OUTLOOK: A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, companies whose outlooks are "stable" could be upgraded or downgraded before an outlook moves to a positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

MUNICIPAL NOTE RATINGS

     A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

     "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

     "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

     "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

     In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated Moody's Investment Grade ("MIG") and are divided into three levels - MIG 1 through MIG 3. In the case of variable rate demand obligations, a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale. The short-term rating assigned to the demand feature is designated as VMIG. MIG ratings expire at note maturity. By contrast, VMIG ratings expirations will be a function of each issue's specific structural or credit features. The following summarizes the ratings by Moody's for these short-term obligations:

     "MIG-1"/"VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

     "MIG-2"/"VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

     "MIG-3"/"VMIG-3" - This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

     Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

ABOUT CREDIT RATINGS

     A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation.

     The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation. Credit ratings may be changed, suspended or withdrawn.

     Moody's credit ratings must be construed solely as statements of opinion and not recommendations to purchase, sell or hold any securities.

     Fitch credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments on a timely basis. Fitch credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. However, Fitch credit ratings are not recommendations to buy, sell or hold any security. Ratings may be changed or withdrawn.

                                   APPENDIX B

                            PROXY VOTING POLICIES OF
                         ATLANTIC WHITEHALL FUNDS TRUST
      AND STEIN ROE INVESTMENT COUNSEL, INC. (ATLANTIC WHITEHALL DIVISION)

                         ATLANTIC WHITEHALL FUNDS TRUST
                               PROXY VOTING POLICY

     The Board of Trustees (the "Board") of Atlantic Whitehall Fund Trust (the "Trust") has determined that it is in the best interests of the Trust and the series of the Trust that hold voting securities (each, a "Fund") for the Trust to adopt the following policy and procedures with respect to voting proxies relating to portfolio securities held by the Fund.

I.   POLICY

     It is the policy of the Trust to delegate the responsibility for voting proxies relating to portfolio securities held by a Fund to the Fund's investment adviser or, if the Fund's investment adviser has delegated portfolio management responsibilities to one or more investment sub-adviser(s), to the Fund's investment sub-adviser(s) (the investment adviser or the investment sub-adviser(s) is referred to hereafter as the "Adviser"), as a part of the Adviser's general management of the Fund's portfolio, subject to the Board's continuing oversight. The Board hereby delegates such responsibility to the Adviser, and directs the Adviser to vote proxies relating to portfolio securities held by each Fund consistent with the duties and procedures set forth below. The Adviser may retain one or more vendors to review, monitor and recommend how to vote proxies in a manner consistent with the duties and procedures set forth below, to ensure that such proxies are voted on a timely basis and to provide reporting and/or record retention services in connection with proxy voting for the Fund. Any expenses relating to the retention of vendors or other costs relating to compliance with this policy will be allocated among the Adviser and the Trust in the manner approved by the Board from time to time.

II.  FIDUCIARY DUTY

     The right to vote a proxy with respect to portfolio securities held by a Fund is an asset of such Fund. The Adviser acts as a fiduciary of the Fund and must vote proxies in a manner consistent with the best interests of the Fund and its shareholders. In discharging this fiduciary duty, the Adviser must maintain and adhere to its policies and procedures for addressing conflicts of interest and must vote proxies in a manner substantially consistent with its policies, procedures and guidelines, as presented to the Board.

III. PROCEDURES

     The following are the procedures adopted by the Board for the administration of this policy:

     A. Review of Adviser Proxy Voting Procedures. Each Adviser shall present to the Board its policies, procedures and other guidelines for voting proxies at least annually, and must notify the Board promptly of material changes to any policies and procedures, including any substantive changes to its procedures for addressing conflicts of interest. An Adviser is not required to notify the Board of changes relating to any guidelines for voting specific types of proxies except as part of the annual presentation. The Board shall review the policies, procedures and other guidelines presented by each Adviser to determine that they are consistent with these policies and procedures. Each Adviser shall provide the Trust with a copy of its policies, procedures and other guidelines or a description of such policies, procedures and guidelines for the purpose of filing such document(s) in the Trust's statement of additional information or as otherwise required by the Investment Company Act of 1940, as amended (the "1940 Act") and the rules promulgated thereunder.

     B. Board Reporting. Each Adviser shall provide such reports to the Board as the Board may reasonably request from time to time.

     C. Voting Record Reports. Each Adviser shall provide the voting record information necessary for the completion and filing of Form N-PX to the respective Trust at least annually. Such voting record information shall be in a form acceptable to the Trust and shall be provided at such time(s) as are required for the timely filing of Form N-PX and at such additional time(s) as the Trust and the Adviser may agree to from time to time.

     D. Record Retention. Each Adviser shall maintain such records with respect to the voting of proxies as may be required by the Investment Advisers Act of 1940 and the rules promulgated thereunder or by the 1940 Act and the rules promulgated thereunder.

     E. Conflicts of Interest. Any actual or potential conflicts of interest between a Fund's principal underwriter or Adviser and the applicable Fund's shareholders arising from the proxy voting process will be addressed by the Adviser and the Adviser's application of its proxy voting procedures pursuant to the delegation of proxy voting responsibilities to the Adviser. In the event that the Adviser notifies the officer(s) of the Trust that a conflict of interest cannot be resolved under the Adviser's Proxy Voting Procedures, such officer(s) are responsible for notifying the Audit Committee of the Trust of the irreconcilable conflict of interest and assisting the Audit Committee with any actions it determines are necessary.

IV.  REVOCATION

     The delegation by a Board of the authority to vote proxies relating to portfolio securities of the Fund is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

V.   REVIEW OF POLICY

     The Board shall review and approve such changes to these policies and procedures as the Board deem necessary from time to time.

Adopted: July 23, 2003

                              PROXY POLICY HANDBOOK

                          ATLANTIC TRUST COMPANY, N.A.
        STEIN ROE INVESTMENT COUNSEL, INC. (ATLANTIC WHITEHALL DIVISION)

    (Collectively known as the "Atlantic Trust Companies" or the "Companies")

I. PROXY VOTING POLICIES & PROCEDURES

     A.   FIDUCIARY OBLIGATIONS & GOVERNMENT REGULATION

          The right to vote a proxy may have a significant impact on the value of client or fund assets, so proxies must be voted prudently. In addition, as fiduciaries and regulated entities, it is important to thoroughly document proxies voted. Each of the Atlantic Trust Companies serves in a fiduciary capacity to its investment clients and is committed to placing client's interests first. The Atlantic Trust Companies acquire and hold a company's stock with the expectation that it will prove to be a good investment. Accordingly, consideration of proxy proposals is primarily focused on the investment implications of each proposal. In certain cases, such as international investing, practical considerations may make it impossible or disadvantageous to vote proxies in every instance.

          The Securities and Exchange Commission (the "SEC") has promulgated rules that require registered investment advisers and registered investment companies to develop policies and procedures for proxy voting and to disclose such policies to their clients and shareholders. The SEC also requires these registered entities to document their proxy voting records and make them available to clients and shareholders upon request. Compliance with these rules begins on July 1, 2003.

          This Proxy Policy Handbook ("Handbook") contains group-wide proxy-voting policies and procedures for the Atlantic Trust Companies. This Handbook will be reviewed and approved annually by each of the Companies' boards. Amendments may be made by the proxy committees (as defined herein) of each of the Atlantic Trust Companies and ratified by each of the boards.

     B.   ADMINISTRATION

          Investment Committee. The investment committee (the "Investment Committee" or the "Committee") is responsible for implementing the proxy voting policies and procedures and oversight of the proxy voting process for each of the Atlantic Trust Companies. The Committee generally consists of members from executive management, the investment operations, and portfolio managers from each of the Companies. In all cases, members of the Investment Committee are officers or employees of each of the Atlantic Trust Companies. In addition to the Companies' evaluations and knowledge of the portfolio companies, the Investment Committee may use independent research and input provided by third parties.

          Proxy Administrator. The Investment Committee has appointed a Proxy Administrator who is responsible for administering and monitoring the proxy voting process and coordinating as appropriate, between the Investment Committee and Institutional Shareholder Services, Inc. ("ISS") to ensure that all proxies are voted and recorded in an accurate and timely manner. As is discussed below, ISS has been engaged by the Companies to provide various services to assist the Companies in connection with the voting of proxies. The Proxy Administrator is also responsible for ensuring that shareholder requests for proxy voting records are responded to within the SEC's prescribed time limits. The current Proxy Administrator for the Atlantic Trust Companies is Robert Saccone.

     C.   PROCEDURES FOR PROXY VOTING

          Proxies generally will be voted in accordance with the guidelines contained in this Handbook (the "Guidelines") unless an issue warrants special consideration by the Investment Committee or an issue falls outside the scope of the Guidelines. In addition to the use of a Proxy Administrator, the Companies may retain third parties to assist with the administrative and ministerial aspects of proxy voting including, but not limited to, proxy voting, recordkeeping and the handling of client or shareholder requests and have engaged ISS in this regard. A description of the specific operations and procedures for each of the Companies is set forth below:

          Atlantic Trust Company, N.A.

          Atlantic Trust Company, N.A. ("AT Company") uses on the Investment Committee to oversee the voting of proxies for securities held in its client accounts. Proxies are generally voted in accordance with the Guidelines. Issues that are not covered by the Guidelines are referred to the Investment Committee, which has authority to decide how the proxies shall be voted. In deciding how to vote proxies, the Investment Committee may consult with the portfolio manager(s) of the accounts that hold the securities to be voted. AT Company retains required documentation regarding the voting of proxies by it.

          Stein Roe Investment Counsel, Inc. (Atlantic Whitehall Division)

          Stein Roe Investment Counsel, Inc. ("Atlantic Whitehall Division") handles proxy voting in several ways. Atlantic Whitehall Division provides investment management services in connection with certain Trust accounts of affiliated and unaffiliated Trust companies. Many of these Trust accounts hold their assets in custody at Bank of New York and have delegated proxy voting to Bank of New York, which votes proxies for securities held in these accounts in accordance with its proxy voting policies and procedures. Other clients may delegate this responsibility to Atlantic Whitehall Division either verbally or in writing. In cases where Atlantic Whitehall Division has been delegated proxy voting authority, it votes proxies in accordance with the Guidelines or, in certain cases, as directed by the Investment Committee.

          Issues that are not covered by the Guidelines are referred to the Investment Committee, which has authority to decide how the proxies shall be voted on these issues. In deciding how to vote proxies, the Investment Committee may consult with the portfolio manager(s) of the fund or accounts that hold the securities to be voted. The Proxy Administrator shall be responsible for notifying ISS how to vote on these issues.

          Sub-Advisers

          From time to time, the Atlantic Trust Companies may use sub-advisers to perform investment advisory services for certain clients. It is the position of the Atlantic Trust Companies that a sub-adviser generally is in the best position to vote proxies and therefore seeks to have sub-advisers assume responsibility for proxy voting in the sub-advisory agreement. Proxies will be voted in accordance with the proxy voting policies and procedures of the sub-adviser.

          Copies of sub-advisers proxy voting policies will be made available to each board for their review. Clients may obtain a copy free of charge by calling the Atlantic Trust Companies at (212) 259-3800 or toll-free at
     (800) 994-2533.

     D.   RECORDKEEPING

          SEC regulated entities must maintain proxy voting policies and voting records in an easily accessible place for five (5) years (the first two of which must be in the office). In view of the fact that all of the Atlantic Trust Companies are government-regulated entities, each of the Atlantic Trust Companies maintain proxy-related materials for this length of time, including the following records:

          1. Copies of the Proxy Voting Handbook, client disclosures and any amendments thereto;

          2. A copy of each proxy statement that is received (or have arrangements in place with a third party to retain a copy and provide promptly upon request);

          3. A record of each vote cast on behalf of a client. (Or, have arrangements in place with a third party to record votes cast and provide a copy of such record promptly upon request.);

          4. Any other documentation that was used in the decision-making process or that memorializes the basis for the decision;

          5. A copy of each written client request for information on how proxies are voted and any responses to client requests. (Verbal client requests for information should be recorded in a log.)

     E.   CONFLICTS OF INTEREST

          In most cases, proxies are voted in accordance with the specific provisions articulated in the Guidelines; the opportunity for conflicts of interest generally do not arise. However conflicts, either perceived or actual, may occur. For example, a portfolio company may retain one of the Atlantic Trust Companies to provide investment management or other services to its 401(k) plan or pension plan. If a conflict of interest situation arises, the Investment Committee will evaluate the proxy proposal to determine what is in the best interest of the client or shareholders and vote accordingly. If the Investment Committee determines that it would be inappropriate for it to vote the proxy, the Investment Committee will consult with the board of the conflicted Atlantic Trust entity to determine how to proceed, which may include engaging an independent third party to vote the proxy or employing other means of addressing the conflict.

          Any conflict presented regarding the voting of proxies will be reviewed on a quarterly basis.

     F.   SOCIAL RESPONSIBILITY ISSUES

          Atlantic Trust Companies vote proxies with a primary focus on the investment implications of each issue. Accordingly, social issues generally are not considered in voting determinations.

II. PROXY VOTING GUIDELINES

          As part of the investment process, the Atlantic Trust Companies evaluate the management of all portfolio companies. The ability and judgment of management is, in our opinion, one of the most critical factors in determining the investment merits of any portfolio company. The Atlantic Trust Companies generally will not hold securities of companies whose management it questions, and accordingly, gives substantial weight to management opinions. The Atlantic Trust Companies generally cast most of their proxy votes, particularly on routine matters, in accordance with management recommendations. However, when the Investment Committee believes that the position of management may not be in the best interests of shareholders, the Atlantic Trust Companies may vote against management recommendations.

          As a general rule, the Atlantic Trust Companies vote against any proposals that would reduce the rights of shareholders, reduce shareholder influence over the board of directors and management, adversely affect the alignment of interests between management and shareholders, or reduce the value of an investment. In addition, absent specific prior authorization from the Investment Committee, the Atlantic Trust Companies generally do not:

          -    Announce their voting intentions and the reasons therefor.

          - Participate in a proxy solicitation or otherwise seek proxy-voting authority from any other portfolio company shareholder.

          - Act in concert with other portfolio company shareholders in connection with any proxy issue or other activity involving the control or management of a portfolio company including those shareholders who are under "common control" with the Atlantic Trust Companies.

     A.   EXECUTIVE COMPENSATION

          Every executive compensation plan is different; however, the following considerations are intended to serve as a guide in evaluating compensation arrangements.

          An appropriate level of compensation is essential for attracting and retaining successful managers. Compensation plans, which encourage stock ownership by managers and employees generally are beneficial. When managers and employees own stock, their interests are aligned with other shareholders and they generally are more likely to take steps to maximize shareholder value. Plans that base compensation on the attainment of specific goals should be encouraged as they provide additional incentives for successful management. Stock option plans are an appropriate form of executive compensation in that they provide a direct incentive to take actions that will increase the value of the stock. The Companies generally will vote in favor of profit-sharing and stock option plans that represent reasonable compensation incentives; however, proposals that would enrich management excessively or would significantly increase compensation awards and/or employment contracts to senior management that would become effective upon change of ownership of the company and would work to the detriment of shareholders will generally be opposed. In addition, plans that permit employees to purchase stock at a significant discount from market value at the time the options are issued will generally be opposed, as they will dilute the interests of existing shareholders.

          Non-qualified stock option plans merit a more specific analysis than qualified plans as non-qualified plans are not required to contain incentives for long-term holding or limits on the amount of options which may be exercised.

     B.   CORPORATE GOVERNANCE AND ORGANIZATIONAL MATTERS

          Proposals that could allow management to ignore the opinions of shareholders regarding major corporate changes generally will be opposed. These include various anti-takeover provisions such as requiring board approval of any tender offer, "poison pills," and staggered boards. Anti-takeover provisions could prevent shareholders from maximizing the return on their investment in situations where management objects to a sale of the company and will generally be opposed.

          In the majority of cases, management's slate of nominees to a board of directors are unopposed and generally will be approved, unless specific information reveals that a particular candidate is unfit to serve. Management proposals to indemnify directors also generally will be approved, unless otherwise inappropriate. A majority of the board should be outside directors to encourage objective oversight and to make a variety of experience and opinions available to management. No inside directors should serve on the audit committee of the board of directors and a majority of the compensation committee should be outside directors. Proposals at variance to these positions will generally be opposed.

          Management proposals to amend a corporate charter to change the scope of business description or fiscal year of a corporation generally will be approved. Proposals to appoint independent auditors also generally will be approved. However, proposals to change the state of incorporation generally will be opposed, unless there is a compelling reason to do otherwise. Proposals to limit special meetings and proposals to alter by-laws to require supermajority for stockholder approvals also generally will be opposed.

     C.   CAPITAL STRUCTURE AND TRANSACTIONS

          When evaluating proposed changes to capital structure, changes that could dilute the interests of the shareholders will be carefully examined and generally opposed. Proposals giving a board unlimited authority to issue "blank check preferred" stock will be opposed. Such authority could be used to issue preferred stock for little or no consideration and such stock could have voting, liquidation, and dividend rights superior to the common shares. The board could also use the threat to issue blank check preferred as an anti-takeover device.

          Proposals to increase the number of authorized shares outstanding will be evaluated on a case-by-case basis in light of the reasons stated in the proxy. Proposals to increase authorized shares to accommodate stock dividends, splits or other clearly defined needs generally will be approved. However, proposals to increase authorized stock without appropriate management explanation and for purposes other than the benefit of shareholders generally will be opposed. Management proposals to eliminate preemptive rights generally will be approved, except in closely held companies. Approval to repurchase shares will ordinarily be given as share repurchase programs tend to support the price of the stock and shares are generally only repurchased when management cannot find an appropriate use for excess corporate fund.

          In the case of competing tender offers, the highest offer generally will be approved in the absence of contrary overriding circumstances. The payment of "greenmail" to convince a potential acquirer to drop its bid would usually be an improper use of corporate assets and accordingly, will be opposed.

     D.   STOCKHOLDER PROPOSALS

          In voting stockholder proposals, we generally support those dealing with: - Expanded financial information;

          -    Majority rights;

          -    Anti-greenmail charter provisions;

          -    Equal access to proxy process;

          -    Right of shareholders to act by written consent;

          -    Right of shareholders to vote on a Poison Pill;

          -    Confidential voting; and

          - Requiring a majority of the Audit and Compensation committees to be comprised of outside directors.

          In voting on stockholder proposals, we generally oppose those dealing with:

          - Specific boycotts or restrictions based on political, special interest or international trade considerations that would impair the company's ability to do business; such as restrictions on political contributions;

          -    Requiring directors to own stock;

          -    Cumulative voting;

          -    By-law amendments by shareholder vote.

     E.   INTERNATIONAL INVESTING

          Laws governing non-U.S. issuers may vary significantly from U.S. law and from jurisdiction to jurisdiction. For example, many non-U.S. jurisdictions impose the following material burdens on voting proxies:

          Share-Blocking. Shares must be frozen for certain periods of time to vote via proxy.

          Share Re-Registration. Shares must be re-registered out of the name of the local custodian or nominee into the name of the client for the meeting and, in many cases, then re-registered back. Shares are normally blocked during this period.

          Powers of Attorney. Detailed documentation from a client must be given to the local sub-custodian. In many cases the investment adviser is not authorized to deliver this information or sign the relevant documents.

          Before making a decision, the Investment Committee will weigh the advantages and disadvantages to voting in these jurisdictions. Where the Investment Committee believes it is in the best interest of the client to vote, it will do so in accordance with the Guidelines, where applicable.

     Adopted: July 1, 2003
     Revised: May 2005

PART C. OTHER INFORMATION

ITEM 23. EXHIBITS.

         (a)           Trust Instrument is filed with Post-Effective Amendment
                       No. 2 to the Registration Statement No. 33-83430 on March
                       27, 1996, and is incorporated herein by reference.

         (b)(1) Amended Bylaws of Registrant, dated March 20, 1997, is filed with Post-Effective Amendment No. 4 to Registration
                       Statement No. 33-83430 on March 27, 1997, and is incorporated herein by reference.

         (b)(2) Amendment effective December 17, 1998 to Amended Bylaws of Registrant, dated March 20, 1997, is filed with Post-Effective Amendment No. 7 to Registration Statement
                       No. 33-83430 on March 30, 1999, and is incorporated herein by reference.

         (b)(3)        Amendment effective October 23, 2002 to Amended Bylaws of
                       Registrant, dated March 20, 1997, is filed with Post-Effective Amendment No. 18 to Registration Statement
                       No. 33-83430 on March 28, 2003, and is incorporated herein by reference.

         (c)           None.

         (d)(1)        Amendment dated December 1, 2005 to the Investment
                       Advisory Contract dated February 14, 2003 (filed with
                       Post-Effective Amendment No. 18 to Registration Statement
                       No. 33-83430), between Atlantic Whitehall Funds Trust and
                       Stein Roe Investment Counsel, Inc. (formerly, Atlantic
                       Trust Advisors, Inc. and Whitehall Asset Management,
                       Inc.), filed herewith.

         (d)(2)        Sub-Advisory Agreement between Registrant and INVESCO
                       Global Asset Management (N.A.) on behalf of the International Fund, is filed with Post-Effective
                       Amendment No. 23 to Registration Statement No. 33-83430 on July 31, 2003, and is incorporated herein by reference.

         (d)(3)        Form of Sub-Advisory Agreement between Registrant and AIM
                       Funds Management Inc. on behalf of the Multi-Cap Global
                       Value Fund, is filed with Post-Effective Amendment No. 24 to Registration Statement No. 33-83430 on September 3,
                       2003, and is incorporated herein by reference.

         (d)(4)        Amended Expense Limitation Undertaking dated December 1,
                       2005, between Atlantic Whitehall Funds Trust and Stein
                       Roe

                       Investment Counsel, Inc. (formerly, Atlantic Trust
                       Advisors, Inc. and Whitehall Asset Management, Inc.), filed herewith.

         (e)(1)        Distribution Agreement dated October 26, 2000, between
                       Registrant and PFPC Distributors, Inc., is filed with Post-Effective Amendment No. 15 to Registration Statement
                       No. 33-83430 on January 31, 2001, and is incorporated herein by reference.

         (e)(2)        Amendment dated October 25, 2001 to the Distribution
                       Agreement dated October 26, 2000, between Registrant and
                       PFPC Distributors, Inc., is filed with Post-Effective
                       Amendment No. 16 to Registration Statement No. 33-83430 on March 28, 2002, and is incorporated herein by reference.

         (e)(3)        Amendment dated December 1, 2005 to the Distribution
                       Agreement dated October 26, 2000, filed herewith.

         (f)           None.

         (g)           Custodian Agreement between Registrant and State Street
                       Bank and Trust Company, is filed with Post-Effective
                       Amendment No. 23 to Registration Statement No. 33-83430 on July 31, 2003, and is incorporated herein by reference.

         (h)(1)(i)     Transfer Agency and Services Agreement dated March 1,
                       1998 between Registrant and PFPC Inc. (formerly, First
                       Data Investor Services Group, Inc.), is filed with
                       Post-Effective Amendment No. 5 to Registration Statement
                       No. 33-83430 on March 30, 1998, and is incorporated herein by reference.

         (h)(1)(ii)    Amendment to Transfer Agency and Services Agreement dated
                       October 20, 1999 between Registrant and PFPC Inc.
                       (formerly, First Data Investor Services Group, Inc.), is filed with Post-Effective Amendment No. 9 to Registration
                       Statement No. 33-83430 on March 28, 2000, and is incorporated herein by reference.

         (h)(1)(iii) Amendment dated September 14, 2000 to the Transfer Agency and Services Agreement dated March 1, 1998 between the
                       Registrant and PFPC Inc. (formerly, First Data Investor
                       Services Group, Inc.), on behalf of the Whitehall
                       Enhanced Index Fund and Whitehall High Yield Fund, is filed with Post-Effective Amendment No. 15 to
                       Registration Statement No. 33-83430 on January 31, 2001, and is incorporated herein by reference.

         (h)(1)(iv) Amendment dated October 25, 2001 to the Transfer Agency and Services Agreement dated March 1, 1998 between the
                       Registrant and PFPC, Inc. (formerly First Data Investor
                       Services Group, Inc.), is filed with Post-Effective
                       Amendment No. 16 to Registration Statement No. 33-83430 on March 28, 2002, and is incorporated herein by reference.

         (h)(1)(v)     Amendment dated July 24, 2002 to the Transfer Agency and
                       Services Agreement dated March 1, 1998 between the
                       Registrant and PFPC, Inc. (formerly, First Data Investor
                       Services Group, Inc.), is filed with Post-Effective
                       Amendment No. 18 to Registration Statement No. 33-83430 on March 28, 2003, and is incorporated herein by reference.

         (h)(1)(vi) Amendment dated December 1, 2005 to the Transfer Agency and Services Agreement dated March 1, 1998 between the
                       Registrant and PFPC, Inc., filed herewith.

         (h)(2)(i)     Administration Agreement dated March 1, 1998 between PFPC
                       Inc. (formerly, First Data Investor Services Group,
                       Inc.), and Registrant, is filed with Post-Effective
                       Amendment No. 5 to Registration Statement No. 33-83430 on
                       March 30, 1998, and is incorporated herein by reference.

         (h)(2)(ii)    Amendment to Administration Agreement dated October 28,
                       1999 between Registrant and PFPC Inc. (formerly, First
                       Data Investor Services Group, Inc.), is filed with
                       Post-Effective Amendment No. 9 to Registration Statement
                       No. 33-83430 on March 28, 2000, and is incorporated herein by reference.

         (h)(2)(iii)   Amendment dated September 14, 2000 to the Administration
                       Agreement dated March 1, 1998 between the Registrant and
                       PFPC Inc. (formerly, First Data Investor Services Group,
                       Inc.), on behalf of the Whitehall Enhanced Index Fund and Whitehall High Yield Fund, is filed with Post-Effective
                       Amendment No. 15 to Registration Statement No. 33-83430 on January 31, 2001, and is incorporated herein by reference.

         (h)(2)(iv)    Amendment dated October 25, 2001 to the Administration
                       Agreement dated March 1, 1998 between Registrant and PFPC
                       Inc. is filed with Post-Effective Amendment No. 16 to
                       Registration Statement No. 33-83430 on March 28, 2002, and is incorporated herein by reference.

         (h)(2)(v)     Amendment dated December 1, 2005 to Administration
                       Agreement dated March 1, 1998 between Registrant and PFPC

                       Inc., filed herewith.

         (i) Opinion and consent of Dechert LLP, counsel to the Trust, filed herewith.

         (j)(1)        Powers of Attorney on behalf of Susan Vary Machtiger,
                       Tracy L. Nixon, John R. Preston, Pierre de St. Phalle and
                       John Bini, are filed with Post-Effective Amendment No. 18 to Registration Statement No. 33-83430 on March 28, 2003, and is incorporated herein by reference.

         (j)(2) Power of Attorney on behalf of William Rankin is filed with Post-Effective Amendment No. 26 to Registration
                       Statement No. 33-83430 on January 31, 2005, and is incorporated by reference.

         (k)           None.

         (l)           Subscription Agreement is filed with Post-Effective
                       Amendment No. 2 to Registration Statement No. 33-83430 on
                       March 27, 1996, and is incorporated herein by reference.

         (m)(1)        Form of Distribution and Service Plan pursuant to Rule
                       12b-1 for Premium Class shareholders is filed with Post
                       -Effective Amendment No. 5 to Registration Statement No
                       33-83430 on March 30, 1998, and is incorporated herein by reference.

         (m)(2) Form of Supplements to Distribution and Service Plan is filed with Post-Effective Amendment No. 5 to Registration
                       Statement No. 33-83430 on March 30, 1998, and is incorporated herein by reference.

         (m)(3)        Rule 12b-1 Distribution Plan and Agreement (Distributor
                       Class) dated January 28, 2000, as amended January 2,
                       2001, Rule 12b-1 Distribution Plan and Agreement
                       Supplements each dated January 28, 2000, as amended
                       January 2, 2001, with respect to the Growth Fund and Balanced Fund is filed with Post-Effective Amendment No.
                       15 to Registration Statement No. 33-83430 on January 31,
                       2001, and is incorporated herein by reference.

         (m)(4)        Form of Servicing Organization Agreement is filed with
                       Post-Effective Amendment No. 5 to Registration Statement
                       No. 33-83430 on March 30, 1998, and is incorporated herein by reference.

         (n)           None.

         (o)           Rule 18f-3 Multi-Class Plan is filed with Post-Effective
                       Amendment No. 23 to Registration Statement No. 33-83430 on July 31, 2003, and is incorporated herein by reference.

         (p)(1) Code of Ethics of the Registrant is filed with Post-Effective Amendment No. 23 to Registration Statement
                       No. 33-83430 on July 31, 2003, and is incorporated herein by reference.

         (p)(2) Code of Ethics of Atlantic Trust Advisors, Inc. is filed with Post-Effective Amendment No. 23 to Registration
                       Statement No. 33-83430 on July 31, 2003, and is incorporated herein by reference.

         (p)(3)        Code of Ethics of INVESCO Global Asset Management (N.A.)
                       is filed with Post-Effective Amendment No. 23 to Registration Statement No. 33-83430 on July 31, 2003, and is incorporated herein by reference.

         (p)(4) Code of Ethics of AIM Funds Management Inc., is filed with Post-Effective Amendment No. 24 to Registration
                       Statement No. 33-83430 on September 3, 2003, and is incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          None.

ITEM 25. INDEMNIFICATION.

          As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the "1940 Act") and pursuant to Article X of the Registrant's Trust Instrument, Section 15 of the Master Investment Advisory Agreement between Registrant and Stein Roe Investment Counsel, Inc. (formerly, Atlantic Trust Advisors, Inc. and Whitehall Asset Management, Inc.), and Section 1.13 of the Distribution Agreement between Registrant and PFPC Distributors, Inc., officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action of failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

          The Registrant purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

          Section 15 of the Investment Advisory Agreement between Registrant and Atlantic Trust Advisors, Inc. (formerly, Whitehall Asset Management, Inc.) and
Section 3.1 of the Distribution Agreement between Registrant and PFPC Distributors, Inc. limit the liability of Atlantic Trust Advisors, Inc. and PFPC Distributors, Inc. to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

          Section 6(b) of the Administration Agreement between Registrant and PFPC Inc., f/k/a First Data Investors Services Group, Inc. indemnifies and holds the Registrant from and against any and all claims, cost or expense (including reasonable attorneys' fees), losses, damages, charges, payments and liabilities of any sort or kind which may be asserted against the Registrant or for which the Registrant may be held liable in connection with this Agreement provided that such claim resulted from a negligent act or omission to act, bad faith, willful misfeasance or reckless disregard by PFPC Inc. in the performance of its duties hereunder.

          Article 10.2 of the Transfer Agency and Services Agreement between the Registrant and PFPC Inc., f/k/a First Data Investors Services Group, Inc. indemnifies and holds the Registrant harmless from and against any and all claims, costs, expenses (including reasonable attorneys' fees), losses, damages, charges, payments and liabilities of any sort or kind which may be asserted against the Fund or for which the Fund may be held to be liable arising out of or attributable to any of the following: (1) any actions of PFPC Inc. required to be taken pursuant to this Agreement provided that such claim resulted from a negligent act or omission to act, bad faith, willful misfeasance or reckless disregard by PFPC Inc. in the performance of its duties hereunder; and (2) PFPC Inc.'s refusal or failure to comply with the terms of this Agreement, or any claim which arises out of PFPC's negligence or misconduct or the breach of any representation or warranty of PFPC made herein.

          The Registrant hereby undertakes that it will apply the indemnification provisions of its Trust Instrument, By-Laws, Investment Advisory Contracts and Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) of such Act remain in effect and are consistently applied.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF STEIN ROE INVESTMENT COUNSEL, INC.

          Stein Roe Investment Counsel, Inc., a registered investment adviser, provides investment advisory services to the Funds pursuant to an Investment Advisory Contract with the Trust. Stein Roe Investment Counsel, Inc. is a wholly-owned subsidiary of AMVESCAP PLC, a leading global investment manager. Information as to officers and directors of Stein Roe Investment Counsel, Inc. is included in the Form ADV of Stein Roe Investment Counsel, Inc. filed with the SEC (File No. 801-57986) and is incorporated by reference herein.

ITEM 27. PRINCIPAL UNDERWRITER

          PFPC Distributors, Inc. (the "Distributor") acts as principal underwriter for the following investment companies as of Janaury 1, 2005:

PFPC DISTRIBUTORS INC. ("PFPC") (as described below)

     AB Funds Trust
     AFBA 5 Star Funds, Inc.
     ASA Hedged Equity Fund LLC
     ASA Debt Arbitrage Fund LLC
     ASA Market Neutral Equity Fund LLC
     ASA Managed Futures Fund LLC
     Highland Floating Rate Fund
     Highland Floating Rate Advantage Fund
     Forward Funds, Inc
     Harris Insight Funds Trust
     Hillview Investment Trust II
     International Dollar Reserve Fund I, Ltd.
     Kalmar Pooled Investment Trust
     Matthews Asian Funds
     Metropolitan West Funds
     The RBB Fund, Inc.
     RS Investment Trust
     Stratton Growth Fund, Inc.
     Stratton Monthly Dividend REIT Shares, Inc.
     The Stratton Funds, Inc.
     Van Wagoner Funds
     Weiss, Peck & Greer Funds Trust
     Wilshire Mutual Funds, Inc.
     Wilshire Variable Insurance Trust
     WPG Large Cap Growth Fund
     WPG Tudor Fund

          DISTRIBUTED BY BLACKROCK DISTRIBUTORS, INC., A WHOLLY OWNED SUBSIDIARY OF PFPC:

          BlackRock Provident Institutional Funds
          BlackRock Funds, Inc.
          International Dollar Reserve Fund I, Ltd.
          BlackRock Bond Allocation Target Shares

          DISTRIBUTED BY NORTHERN FUND DISTRIBUTORS, LLC, A WHOLLY OWNED SUBSIDIARY OF PFPC:

          Northern Funds Trust
          Northern Institutional Funds Trust

          DISTRIBUTED BY ABN AMRO DISTRIBUTION SERVICES (USA), INC., A WHOLLY OWNED SUBSIDIARY OF PFPC:

          ABN AMRO Funds

          PFPC Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. PFPC Distributors, Inc. is located at 760 Moore Road, King of Prussia, PA 19406.

          (b) The following is a list of the executive officers, directors, and partners of PFPC Distributors, Inc.:

Brian Burns             Chairman, CEO, Director and...
Michael Denofrio        Director
Nick Marsini            Director
Rita G. Adler           Chief Compliance Officer
Christine A. Ritch      Chief Legal Officer
Steven B. Sunnerberg    Secretary and Clerk
Christopher S. Conner   Vice President and Anti-Mon...
Bradley A. Stearns      Assistant Secretary and Ass...
Kristen Nolan           Assistant Secretary and Ass...
Craig Stokarski         Treasurer and Financial & O...
Douglas D. Castagna     Controller and Assistant Tr...
Bruno DiStefano         Vice President
Susan K. Moscaritolo    Vice President

          (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

          (a) Stein Roe Investment Counsel, Inc., One South Wacker Drive, Suite 3500, Chicago, Illinois 60606 (records relating to its functions as investment adviser).

          (b) PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA, 19406 (records relating to its function as distributor).

          (c) PFPC Inc., 760 Moore Road, King of Prussia, PA, 19406 (records relating to its functions as administrator, dividend and transfer agent, fund account and custody administrator and agent, Minute Books, Declaration of Trust and By-Laws).

          (d) The Bank of New York, One Wall Street, New York, New York, 10286 (records relating to its functions as custodian).

ITEM 29. MANAGEMENT SERVICES.

          Not Applicable.

ITEM 30. UNDERTAKINGS.

          Not Applicable.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 29 to its Registration Statement under the Securities Act of 1933 and Amendment No. 31 to its Registration Statement under the Investment Company Act of 1940 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 22nd day of November, 2005.

                                        Atlantic Whitehall Funds Trust

                                        William Rankin, President and Trustee


                                        By: /S/ WILLIAM RANKIN
                                            ------------------------------------

          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Atlantic Whitehall Funds Trust has been signed below by the following persons in the capacities indicated and on the 22nd day of November, 2005.

Signature Capacity

* Chairman, Board of Trustees   Pierre de St. Phalle
* Trustee                       John R. Preston
* Trustee                       Susan Vary Machtiger
* Trustee                       Tracy L. Nixon


/S/ WILLIAM RANKIN
------------------------------------
President (Principal Executive Officer) and Trustee


/S/ JOHN BINI
------------------------------------
Treasurer (Principal Financial & Accounting Officer)


*By: /S/ JOHN BINI
     --------------------------------
     John Bini As attorney-in-fact pursuant to powers of attorney, as previously filed.

                                  EXHIBIT LIST

Exhibit Number   Exhibit Name
--------------   ------------
(d)(1)           Amendment to the Investment Advisory Agreement

(d)(4)           Amended Expense Limitation Undertaking

(e)(3)           Amendment to the Distribution Agreement

(h)(1)(vi)       Amendment to the Transfer Agency and Services Agreement

(h)(2)(v)        Amendment to the Administration Agreement

(i)              Opinion and Consent of Dechert LLP


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